Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
January 31, 2026
SGX-NPRT1-0426
1.899284.116
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,333,977	24,922,233
Interactive Media & Services - 0.1%
CAR Group Ltd	687,086	13,205,285
REA Group Ltd	98,772	13,050,982
		26,256,267
TOTAL COMMUNICATION SERVICES		51,178,500
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,093,154	120,746,885
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,020,825	38,073,206
Lottery Corp/The	4,134,818	14,828,294
		52,901,500
TOTAL CONSUMER DISCRETIONARY		173,648,385
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	2,472,903	36,644,288
Woolworths Group Ltd	2,252,540	48,531,130
TOTAL CONSUMER STAPLES		85,175,418
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	5,976,008	29,171,366
Woodside Energy Group Ltd	3,502,828	61,847,699
TOTAL ENERGY		91,019,065
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	5,508,702	140,143,308
Commonwealth Bank of Australia	3,087,140	321,083,665
National Australia Bank Ltd	5,651,556	169,769,474
Westpac Banking Corp	6,310,289	170,581,670
		801,578,117
Capital Markets - 0.2%
ASX Ltd	363,937	14,516,329
Macquarie Group Ltd	667,876	98,679,710
		113,196,039
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	626,850	16,844,805
Insurance - 0.2%
Insurance Australia Group Ltd	4,347,574	23,008,492
Medibank Pvt Ltd	5,058,294	16,273,225
QBE Insurance Group Ltd	2,782,887	38,141,623
Suncorp Group Ltd	1,988,141	23,535,514
		100,958,854
TOTAL FINANCIALS		1,032,577,815
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	894,948	112,772,250
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	120,351	22,552,307
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	9,574,432	20,601,511
Sonic Healthcare Ltd	863,554	13,809,795
		34,411,306
Health Care Technology - 0.0%
Pro Medicus Ltd	107,208	13,745,348
TOTAL HEALTH CARE		183,481,211
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,512,431	39,189,502
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,370,056	9,607,168
Professional Services - 0.0%
Computershare Ltd	956,093	21,777,512
Trading Companies & Distributors - 0.0%
SGH Ltd	372,174	12,030,363
Transportation Infrastructure - 0.1%
Transurban Group unit	5,737,597	55,735,491
TOTAL INDUSTRIALS		138,340,036
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	370,138	14,949,245
Materials - 1.5%
Metals & Mining - 1.5%
Anglogold Ashanti Plc (South Africa)	928,887	83,736,947
BHP Group Ltd	9,370,385	322,738,216
Evolution Mining Ltd	3,743,324	38,344,023
Fortescue Ltd	3,121,606	45,648,337
Glencore PLC	18,541,994	126,407,382
Lynas Rare Earths Ltd (b)	1,669,342	16,803,811
Northern Star Resources Ltd	2,504,740	50,476,445
Rio Tinto Ltd (c)	684,453	72,231,586
Rio Tinto PLC	2,082,401	189,986,469
South32 Ltd	8,283,699	26,241,661
TOTAL MATERIALS		972,614,877
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	4,507,770	16,919,132
Industrial REITs - 0.1%
Goodman Group unit	3,768,516	80,641,854
Retail REITs - 0.1%
Scentre Group unit	9,589,063	27,243,564
Vicinity Ltd unit (c)	7,288,718	12,485,727
		39,729,291
TOTAL REAL ESTATE		137,290,277
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	3,173,052	26,072,746
Gas Utilities - 0.0%
Apa Group unit	2,456,015	15,152,780
TOTAL UTILITIES		41,225,526
TOTAL AUSTRALIA		2,921,500,355
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	274,667	16,295,105
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	567,447	73,652,252
Raiffeisen Bank International AG	243,580	12,322,892
TOTAL FINANCIALS		85,975,144
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	127,550	9,366,307
TOTAL AUSTRIA		111,636,556
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	39,268	8,978,785
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	1,823,343	131,249,805
Food Products - 0.0%
Lotus Bakeries NV	760	8,918,573
TOTAL CONSUMER STAPLES		140,168,378
Financials - 0.2%
Banks - 0.2%
KBC Group NV	424,333	59,804,694
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	148,948	14,106,785
Sofina SA	30,075	8,769,753
		22,876,538
Insurance - 0.0%
Ageas SA/NV	277,539	19,722,402
TOTAL FINANCIALS		102,403,634
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	37,087	9,429,651
UCB SA	233,183	70,593,446
TOTAL HEALTH CARE		80,023,097
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	135,334	11,392,898
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	81,861	11,867,250
TOTAL BELGIUM		354,834,042
BRAZIL - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,495,740	10,623,868
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,561,500	7,275,280
TOTAL COMMUNICATION SERVICES		17,899,148
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ultrapar Participacoes SA	1,341,200	6,468,036
Vibra Energia SA	2,024,972	11,066,115
TOTAL CONSUMER DISCRETIONARY		17,534,151
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,662,330	24,442,659
Ambev SA ADR (c)	42,444	117,994
		24,560,653
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,437,028	11,345,245
Food Products - 0.0%
MBRF Global Foods Co SA	1,201,299	4,261,698
TOTAL CONSUMER STAPLES		40,167,596
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	6,681,811	51,280,860
Petroleo Brasileiro SA - Petrobras (PN)	8,040,340	57,689,087
Petroleo Brasileiro SA - Petrobras ADR (PN)	339,512	4,875,392
PRIO SA/Brazil (b)	1,581,900	15,326,793
TOTAL ENERGY		129,172,132
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	2,263,038	7,877,793
Banco Bradesco SA (PN)	10,148,534	41,093,584
Banco Bradesco SA ADR	176,383	714,351
Banco do Brasil SA	3,149,200	15,091,506
Itau Unibanco Holding SA	9,794,843	84,682,981
Itau Unibanco Holding SA ADR	346,518	2,976,589
Itausa SA	10,820,101	28,084,667
NU Holdings Ltd/Cayman Islands Class A (b)	6,253,581	111,001,063
		291,522,534
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	9,686,775	29,726,173
Banco BTG Pactual SA unit	2,204,900	25,116,860
XP Inc Class A	737,625	14,391,064
		69,234,097
Financial Services - 0.0%
StoneCo Ltd Class A (b)	413,562	6,674,890
Insurance - 0.0%
BB Seguridade Participacoes SA	1,309,400	9,282,925
Caixa Seguridade Participacoes S/A	1,105,100	3,634,845
Porto Seguro SA	367,300	3,506,371
		16,424,141
TOTAL FINANCIALS		383,855,662
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,502,511	12,102,312
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	1,294,800	23,852,712
Electrical Equipment - 0.1%
WEG SA	3,091,532	30,382,222
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,717,238	15,789,682
Rumo SA	2,431,000	6,818,024
		22,607,706
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,876,200	5,975,034
TOTAL INDUSTRIALS		82,817,674
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	983,200	8,326,678
Materials - 0.4%
Chemicals - 0.0%
Yara International ASA	310,150	14,273,244
Containers & Packaging - 0.0%
Klabin SA unit	1,535,775	5,591,269
Metals & Mining - 0.4%
Gerdau SA	2,367,238	10,084,741
Vale SA	6,691,447	107,210,643
Vale SA ADR	6,628	106,512
Wheaton Precious Metals Corp (c)	837,303	110,310,128
		227,712,024
Paper & Forest Products - 0.0%
Suzano SA	1,294,895	12,137,603
TOTAL MATERIALS		259,714,140
Utilities - 0.2%
Electric Utilities - 0.2%
Axia Energia	2,221,230	22,947,751
Axia Energia Series B	501,442	5,508,216
Axia Energia Series C	613,657	6,156,684
Cia Energetica de Minas Gerais	3,169,480	6,913,806
Cia Paranaense de Energia - Copel	1,933,100	4,841,244
CPFL Energia SA	433,500	4,238,831
Energisa S/A unit	537,890	5,213,580
Equatorial SA	2,168,485	16,860,844
		72,680,956
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	1,833,700	7,358,842
Engie Brasil Energia SA	537,250	3,345,338
		10,704,180
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	906,537	24,325,905
TOTAL UTILITIES		107,711,041
TOTAL BRAZIL		1,059,300,534
CANADA - 7.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
BCE Inc (c)	134,485	3,476,570
TELUS Corp	931,882	13,003,164
		16,479,734
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc Class B	672,362	25,380,536
TOTAL COMMUNICATION SERVICES		41,860,270
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	492,278	25,166,138
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (c)	93,168	11,462,199
Dollarama Inc (c)	505,584	68,134,002
		79,596,201
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (c)	524,338	35,130,434
Restaurant Brands International Inc (United States)	49,150	3,292,559
		38,422,993
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (c)	323,279	21,004,291
TOTAL CONSUMER DISCRETIONARY		164,189,623
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc (c)	1,377,437	71,661,322
Empire Co Ltd Class A	234,184	7,649,913
George Weston Ltd	319,393	22,276,468
Loblaw Cos Ltd	1,100,159	49,503,721
Metro Inc/CN (c)	375,273	24,911,634
		176,003,058
Food Products - 0.0%
Saputo Inc (c)	458,739	13,839,825
TOTAL CONSUMER STAPLES		189,842,883
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	1,067,209	19,805,656
Cameco Corp (c)	803,112	99,329,557
Canadian Natural Resources Ltd	3,851,643	143,214,986
Cenovus Energy Inc (c)	2,611,029	51,524,510
Enbridge Inc (c)	4,023,292	196,400,117
Imperial Oil Ltd (c)	320,380	32,368,580
Keyera Corp	429,516	14,544,841
Pembina Pipeline Corp (c)	1,069,337	44,433,656
Suncor Energy Inc	2,229,267	117,827,890
TC Energy Corp	1,917,898	112,455,459
Tourmaline Oil Corp (c)	675,216	31,954,554
Whitecap Resources Inc (c)	2,224,911	20,294,051
TOTAL ENERGY		884,153,857
Financials - 3.0%
Banks - 2.0%
Bank of Montreal (c)	1,319,401	179,618,377
Bank of Nova Scotia/The	2,290,852	171,269,220
Canadian Imperial Bank of Commerce (c)	1,715,984	158,586,587
National Bank of Canada (c)	723,721	86,236,355
Royal Bank of Canada	2,594,070	431,922,705
Toronto Dominion Bank	3,140,445	293,506,430
		1,321,139,674
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	754,664	37,493,497
Brookfield Corp Class A	3,801,291	173,279,574
IGM Financial Inc	156,487	7,568,929
TMX Group Ltd	511,018	18,865,990
		237,207,990
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	38,427	63,416,050
Great-West Lifeco Inc	514,173	24,068,877
iA Financial Corp Inc	169,864	20,871,697
Intact Financial Corp	327,708	59,664,444
Manulife Financial Corp	3,128,234	119,165,349
Power Corp of Canada Subordinate Voting Shares (c)	1,025,787	51,731,938
Sun Life Financial Inc	1,034,391	65,178,826
		404,097,181
TOTAL FINANCIALS		1,962,444,845
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	162,299	27,725,458
CAE Inc (b)	566,824	18,166,342
		45,891,800
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	735,925	18,646,063
RB Global Inc (c)	341,942	38,813,613
		57,459,676
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	304,926	21,399,573
Stantec Inc	209,564	20,767,867
WSP Global Inc	240,814	46,553,424
		88,720,864
Ground Transportation - 0.4%
Canadian National Railway Co (c)	968,043	93,125,218
Canadian Pacific Kansas City Ltd	1,670,082	124,147,689
TFI International Inc (c)	145,360	15,621,142
		232,894,049
Professional Services - 0.0%
Thomson Reuters Corp (c)	289,219	31,956,082
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	151,524	19,301,463
TOTAL INDUSTRIALS		476,223,934
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	212,137	59,611,486
IT Services - 0.5%
CGI Inc Class A	359,745	30,831,889
Shopify Inc Class A (b)	2,254,228	295,790,340
		326,622,229
Software - 0.1%
Constellation Software Inc/Canada	37,102	68,472,693
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	30,824	2
Descartes Systems Group Inc/The (b)	157,190	11,739,178
Open Text Corp (c)	470,111	12,007,829
		92,219,702
TOTAL INFORMATION TECHNOLOGY		478,453,417
Materials - 1.0%
Chemicals - 0.1%
Nutrien Ltd	894,326	61,574,606
Containers & Packaging - 0.0%
CCL Industries Inc Class B	273,487	16,481,727
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	927,536	176,318,010
Alamos Gold Inc Class A (c)	774,434	28,698,960
Barrick Mining Corp	3,141,319	143,587,335
Franco-Nevada Corp (c)	355,434	83,201,288
Kinross Gold Corp	2,236,068	70,416,477
Lundin Gold Inc (c)	200,194	15,008,117
Pan American Silver Corp	777,893	42,383,786
Teck Resources Ltd Class B	842,829	45,234,784
		604,848,757
TOTAL MATERIALS		682,905,090
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	74,973	11,615,543
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (c)	551,208	27,320,551
Fortis Inc/Canada	929,827	49,576,206
Hydro One Ltd (d)(e)	608,549	24,057,719
		100,954,476
Gas Utilities - 0.0%
AltaGas Ltd	557,964	16,829,274
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	257,568	10,727,192
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	242,639	7,853,046
TOTAL UTILITIES		136,363,988
TOTAL CANADA		5,028,053,450
CHILE - 0.3%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,172,026	9,099,052
Specialty Retail - 0.0%
Empresas Copec SA	709,845	6,051,915
TOTAL CONSUMER DISCRETIONARY		15,150,967
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,334,220	7,813,412
Financials - 0.1%
Banks - 0.1%
Banco de Chile	83,035,705	18,301,817
Banco de Credito e Inversiones SA	159,138	11,836,234
Banco Santander Chile	119,254,415	10,493,427
TOTAL FINANCIALS		40,631,478
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	588,527,308	19,093,816
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (b)	265,683	20,583,797
Metals & Mining - 0.2%
Antofagasta PLC	727,241	36,301,986
Lundin Mining Corp	1,263,008	31,861,583
		68,163,569
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,211,978	3,313,550
TOTAL MATERIALS		92,060,916
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	1,424,580	6,195,031
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	37,872,895	3,576,087
Enel Chile SA	52,149,971	4,425,255
TOTAL UTILITIES		8,001,342
TOTAL CHILE		188,946,962
CHINA - 8.7%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,034,600	11,580,701
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	892,679
Beijing Enlight Media Co Ltd A Shares (China)	320,700	902,347
China Ruyi Holdings Ltd (b)(c)	21,268,000	5,880,478
Giant Network Group Co Ltd A Shares (China)	216,100	1,367,149
Kingnet Network Co Ltd A Shares (China)	238,400	854,595
Kingsoft Corp Ltd	1,950,400	7,519,879
Mango Excellent Media Co Ltd A Shares (China)	198,494	727,247
NetEase Cloud Music Inc (b)(d)(e)	160,600	3,710,692
Netease Inc	3,208,135	83,187,212
Tencent Music Entertainment Group Class A ADR	1,053,367	17,675,498
		122,717,776
Interactive Media & Services - 1.7%
Autohome Inc Class A ADR	116,340	2,564,134
Baidu Inc A Shares (b)	4,102,948	78,643,494
Bilibili Inc Z Shares (b)	463,684	15,885,731
Kuaishou Technology B Shares (d)(e)	4,644,000	47,646,164
Kunlun Tech Co Ltd A Shares (China) (b)	133,900	1,074,783
Meitu Inc (d)(e)	6,784,000	6,704,021
Tencent Holdings Ltd	11,819,100	908,437,395
		1,060,955,722
Media - 0.0%
China Literature Ltd (b)(d)(e)	754,800	3,458,973
Focus Media Information Technology Co Ltd A Shares (China)	1,657,140	1,716,317
		5,175,290
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,474,900	2,554,283
TOTAL COMMUNICATION SERVICES		1,202,983,772
Consumer Discretionary - 2.6%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	27,800	551,861
Fuyao Glass Industry Group Co Ltd A Shares (China)	232,000	2,060,442
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,124,400	9,621,760
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	869,420
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	66,200	1,164,636
Ningbo Tuopu Group Co Ltd A Shares (China)	191,325	1,986,527
Sailun Group Co Ltd A Shares (China)	337,300	769,044
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	244,900	542,167
		17,565,857
Automobiles - 0.3%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (b)	241,500	1,900,248
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	573,300	663,871
BYD Co Ltd A Shares (China)	593,160	7,755,214
BYD Co Ltd H Shares	6,790,700	84,658,745
Chongqing Afari Technology Co Ltd A Shares (China) (b)	501,400	764,533
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,376,876
Dongfeng Motor Group Co Ltd H Shares (b)	4,160,000	4,813,866
Geely Automobile Holdings Ltd	11,129,000	22,921,572
Great Wall Motor Co Ltd A Shares (China)	160,400	477,387
Great Wall Motor Co Ltd H Shares	4,411,500	7,482,287
Guangzhou Automobile Group Co Ltd A Shares (China)	390,800	445,231
Guangzhou Automobile Group Co Ltd H Shares (c)	847,526	398,154
Li Auto Inc A Shares (b)	2,288,218	19,122,560
NIO Inc A Shares (b)	3,407,979	16,247,165
SAIC Motor Corp Ltd A Shares (China)	828,300	1,684,779
Seres Group Co Ltd A Shares (China)	181,400	2,716,140
XPeng Inc A Shares (b)	2,297,264	20,679,050
Yadea Group Holdings Ltd (d)(e)	2,436,826	3,443,704
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	969,400	5,263,879
		202,815,261
Broadline Retail - 1.6%
Alibaba Group Holding Ltd	31,690,124	674,162,603
CCOOP Group Co Ltd A Shares (China) (b)	2,011,000	702,950
JD.com Inc A Shares	4,394,549	62,669,085
MINISO Group Holding Ltd A Shares	922,184	4,282,271
PDD Holdings Inc Class A ADR (b)	1,308,406	132,214,426
Prosus NV Class N	2,413,172	138,760,461
Vipshop Holdings Ltd Class A ADR	580,555	9,933,296
		1,022,725,092
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	608,700	1,408,851
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,511,030	15,310,071
TAL Education Group Class A ADR (b)	774,010	9,829,927
		25,139,998
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	366,640	17,419,066
Haidilao International Holding Ltd (c)(d)(e)	3,183,000	6,510,969
Meituan B Shares (b)(d)(e)	9,176,600	113,445,567
Tongcheng Travel Holdings Ltd (d)	2,380,800	7,082,576
Trip.com Group Ltd	1,144,543	70,247,070
Yum China Holdings Inc (Hong Kong)	680,199	33,870,203
		248,575,451
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	28,235	579,220
Ecovacs Robotics Co Ltd A Shares (China)	63,600	657,065
Gree Electric Appliances Inc of Zhuhai A Shares (China)	315,900	1,758,597
Haier Smart Home Co Ltd A Shares (China)	738,300	2,666,769
Haier Smart Home Co Ltd H Shares	4,486,800	14,817,968
Midea Group Co Ltd A Shares (China)	442,200	4,935,490
Midea Group Co Ltd H Shares	710,000	7,784,271
Sichuan Changhong Electric Co Ltd A Shares (China)	519,800	729,780
		33,929,160
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	219,400	2,820,552
Chow Tai Fook Jewellery Group Ltd (c)	3,715,000	6,847,839
Pop Mart International Group Ltd (d)(e)	989,000	28,307,421
		37,975,812
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,313,600	23,174,205
Bosideng International Holdings Ltd	8,846,000	5,401,290
Laopu Gold Co Ltd H Shares (c)	51,900	5,168,674
Li Ning Co Ltd	4,344,500	11,367,184
Shenzhou International Group Holdings Ltd	1,539,800	12,279,610
		57,390,963
TOTAL CONSUMER DISCRETIONARY		1,647,526,445
Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	74,200	1,410,192
Anhui Gujing Distillery Co Ltd B Shares	173,900	1,811,992
Beijing Yanjing Brewery Co Ltd A Shares (China)	274,500	478,181
China Resources Beer Holdings Co Ltd	3,048,489	10,231,741
Eastroc Beverage Group Co Ltd A Shares (China)	57,640	2,074,020
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	620,196
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	179,000	1,424,430
Kweichow Moutai Co Ltd A Shares (China)	138,900	27,992,794
Luzhou Laojiao Co Ltd A Shares (China)	166,700	2,899,130
Nongfu Spring Co Ltd H Shares (d)(e)	3,695,200	22,676,091
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	135,760	3,339,636
Tsingtao Brewery Co Ltd A Shares (China)	143,900	1,243,645
Tsingtao Brewery Co Ltd H Shares	1,090,000	6,903,803
Wuliangye Yibin Co Ltd A Shares (China)	429,400	6,485,705
		89,591,556
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	10,416,000	8,693,222
JD Health International Inc (b)(d)(e)	2,084,800	16,879,405
Yonghui Superstores Co Ltd A Shares (China) (b)	1,003,300	635,023
		26,207,650
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	78,600	473,176
China Feihe Ltd (d)(e)	6,677,000	3,316,235
China Mengniu Dairy Co Ltd	5,844,000	12,193,546
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	526,903	2,675,539
Guangdong Haid Group Co Ltd A Shares (China)	189,000	1,400,423
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,391,912
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	715,700	2,711,769
Muyuan Foods Co Ltd A Shares (China)	609,170	4,030,902
New Hope Liuhe Co Ltd A Shares (China)	453,400	589,598
Tingyi Cayman Islands Holding Corp	3,744,000	5,683,983
Want Want China Holdings Ltd	8,700,000	5,256,461
Wens Foodstuff Group Co Ltd A Shares (China)	771,520	1,731,321
Wilmar International Ltd (c)	3,575,380	9,527,976
		50,982,841
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)(e)	692,800	2,947,821
Hengan International Group Co Ltd	1,170,500	4,240,236
		7,188,057
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	3,472,000	5,031,047
TOTAL CONSUMER STAPLES		179,001,151
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,380,000	3,707,915
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	107,200	1,360,866
		5,068,781
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	3,457,000	5,057,988
China Merchants Energy Shipping Co Ltd A Shares (China)	899,100	1,469,238
China Petroleum & Chemical Corp A Shares (China)	2,586,800	2,422,421
China Petroleum & Chemical Corp H Shares	43,107,800	29,687,276
China Shenhua Energy Co Ltd A Shares (China)	494,700	2,983,820
China Shenhua Energy Co Ltd H Shares	6,439,000	35,458,555
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	394,666	897,000
COSCO SHIPPING Energy Transportation Co Ltd H Shares (c)	70,000	125,984
Guanghui Energy Co Ltd A Shares (China)	667,700	538,828
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	934,359
Inner Mongolia Yitai Coal Co Ltd B Shares	1,720,130	3,440,260
PetroChina Co Ltd A Shares (China)	2,323,400	3,683,083
PetroChina Co Ltd H Shares	38,948,000	46,266,362
Shaanxi Coal Industry Co Ltd A Shares (China)	1,060,400	3,398,527
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	603,770
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	632,900
Yankuang Energy Group Co Ltd A Shares (China)	196,700	414,239
Yankuang Energy Group Co Ltd H Shares (c)	6,788,100	9,914,392
		147,929,002
TOTAL ENERGY		152,997,783
Financials - 1.6%
Banks - 1.0%
Agricultural Bank of China Ltd A Shares (China)	9,218,300	8,910,990
Agricultural Bank of China Ltd H Shares	51,278,000	35,904,643
Bank of Beijing Co Ltd A Shares (China)	2,303,700	1,756,336
Bank of Changsha Co Ltd A Shares (China)	484,900	680,782
Bank of Chengdu Co Ltd A Shares (China)	503,300	1,167,072
Bank of China Ltd A Shares (China)	7,818,500	6,039,536
Bank of China Ltd H Shares	126,635,024	75,701,228
Bank of Communications Co Ltd A Shares (China)	5,606,700	5,339,138
Bank of Communications Co Ltd H Shares	16,309,200	14,029,240
Bank of Hangzhou Co Ltd A Shares (China)	782,731	1,819,532
Bank of Jiangsu Co Ltd A Shares (China)	2,064,860	3,008,887
Bank of Nanjing Co Ltd A Shares (China)	1,363,200	2,064,875
Bank of Ningbo Co Ltd A Shares (China)	746,210	3,322,214
Bank of Shanghai Co Ltd A Shares (China)	1,601,400	2,128,520
Bank of Suzhou Co Ltd A Shares (China)	496,700	588,031
BOC Hong Kong Holdings Ltd	6,811,951	35,960,223
China CITIC Bank Corp Ltd A Shares (China)	1,828,000	1,890,649
China CITIC Bank Corp Ltd H Shares	14,531,293	13,541,534
China Construction Bank Corp A Shares (China)	10,203,200	12,798,490
China Construction Bank Corp H Shares	168,023,649	169,658,582
China Everbright Bank Co Ltd A Shares (China)	2,525,600	1,206,170
China Everbright Bank Co Ltd H Shares	2,353,000	981,910
China Merchants Bank Co Ltd A Shares (China)	1,915,800	10,656,883
China Merchants Bank Co Ltd H Shares (c)	7,493,691	45,909,301
China Minsheng Banking Corp Ltd A Shares (China)	3,984,600	2,149,423
China Minsheng Banking Corp Ltd H Shares	12,439,832	6,194,358
China Zheshang Bank Co Ltd A Shares (China)	2,191,220	917,244
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,782,200	1,661,259
Chongqing Rural Commercial Bank Co Ltd H Shares	3,290,000	2,455,255
CNPC Capital Co Ltd A Shares (China)	939,800	1,215,349
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,298,656
Industrial & Commercial Bank of China Ltd A Shares (China)	8,394,300	8,754,439
Industrial & Commercial Bank of China Ltd H Shares	118,304,008	98,282,538
Industrial Bank Co Ltd A Shares (China)	2,332,700	6,274,893
Ping An Bank Co Ltd A Shares (China)	2,220,200	3,458,808
Postal Savings Bank of China Co Ltd A Shares (China)	3,893,500	2,833,978
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,061,000	10,485,158
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,534,000	5,103,946
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,089,200	1,345,881
		607,495,951
Capital Markets - 0.2%
Beijing Compass Technology Development Co Ltd A Shares (China)	66,900	1,193,311
BOC International China Co Ltd A Shares (China)	306,800	600,647
Caitong Securities Co Ltd A Shares (China)	451,460	604,609
Capital Securities Co Ltd A Shares (China)	193,500	497,685
Changjiang Securities Co Ltd A Shares (China)	566,100	705,207
China CITIC Financial Asset Management Co Ltd H Shares (b)(d)(e)	26,128,000	2,943,209
China Galaxy Securities Co Ltd A Shares (China)	505,100	1,091,322
China Galaxy Securities Co Ltd H Shares	7,009,500	9,439,196
China Great Wall Securities Co Ltd A Shares (China)	442,600	627,124
China International Capital Corp Ltd A Shares (China)	368,000	1,827,891
China International Capital Corp Ltd H Shares (d)(e)	3,195,200	8,679,119
China Merchants Securities Co Ltd A Shares (China)	817,700	2,012,565
CITIC Securities Co Ltd A Shares (China)	478,205	1,931,599
CITIC Securities Co Ltd H Shares	3,765,275	14,093,092
CSC Financial Co Ltd A Shares (China)	459,000	1,587,938
Dongxing Securities Co Ltd A Shares (China)	327,900	655,635
East Money Information Co Ltd A Shares (China)	1,756,320	5,735,026
Everbright Securities Co Ltd A Shares (China)	393,500	948,691
Founder Securities Co Ltd A Shares (China)	857,200	969,194
GF Securities Co Ltd A Shares (China)	559,700	1,810,717
GF Securities Co Ltd H Shares	1,978,800	4,620,181
Guolian Minsheng Securities Co Ltd A Shares (China)	477,500	666,958
Guosen Securities Co Ltd A Shares (China)	757,100	1,365,704
Guotai Haitong Securities Co Ltd A Shares (China)	1,240,250	3,537,837
Guotai Haitong Securities Co Ltd H Shares (d)(e)	4,007,439	8,525,702
Guoyuan Securities Co Ltd A Shares (China)	410,900	493,547
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	60,000	3,010,379
Huatai Securities Co Ltd A Shares (China)	413,900	1,367,015
Huatai Securities Co Ltd H Shares (d)(e)	3,161,000	7,542,279
Industrial Securities Co Ltd A Shares (China)	1,091,070	1,079,809
Orient Securities Co Ltd/China A Shares (China)	900,472	1,325,109
SDIC Capital Co Ltd A Shares (China)	648,300	717,147
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,733,815	1,993,806
Sinolink Securities Co Ltd A Shares (China)	377,000	505,432
SooChow Securities Co Ltd A Shares (China)	612,925	843,772
Tianfeng Securities Co Ltd A Shares (China) (b)	1,122,100	666,634
Western Securities Co Ltd A Shares (China)	499,740	575,814
Zheshang Securities Co Ltd A Shares (China)	495,100	762,048
Zhongtai Securities Co Ltd A Shares (China)	938,800	862,938
		98,415,888
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	185,279	2,881,088
Financial Services - 0.0%
Far East Horizon Ltd	4,435,000	4,433,808
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	567,000	4,055,272
China Life Insurance Co Ltd H Shares	13,351,000	59,610,461
China Pacific Insurance Group Co Ltd A Shares (China)	746,600	4,891,952
China Pacific Insurance Group Co Ltd H Shares	4,863,000	24,526,338
China Taiping Insurance Holdings Co Ltd	2,644,665	8,673,252
New China Life Insurance Co Ltd A Shares (China)	120,100	1,437,382
New China Life Insurance Co Ltd H Shares	1,879,500	15,289,388
People's Insurance Co Group of China Ltd/The A Shares (China)	3,782,500	5,011,231
People's Insurance Co Group of China Ltd/The H Shares	12,014,000	10,457,521
PICC Property & Casualty Co Ltd H Shares	12,680,001	26,278,365
Ping An Insurance Group Co of China Ltd A Shares (China)	1,654,677	15,888,041
Ping An Insurance Group Co of China Ltd H Shares	11,914,000	110,506,538
		286,625,741
TOTAL FINANCIALS		999,852,476
Health Care - 0.3%
Biotechnology - 0.1%
3SBio Inc (d)(e)	3,390,500	10,112,345
Akeso Inc (b)(d)(e)	1,185,000	16,746,329
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	219,080	524,714
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (b)	116,399	704,079
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (b)	270,200	675,136
Imeik Technology Development Co Ltd A Shares (China)	33,920	681,791
Innovent Biologics Inc (b)(d)(e)	2,682,000	27,842,731
Remegen Co Ltd H Shares (b)(c)(d)(e)	349,000	3,761,575
Shanghai RAAS Blood Products Co Ltd A Shares (China)	696,600	631,291
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)(c)	91,000	4,838,827
		66,518,818
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	13,808	460,813
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	139,000	797,799
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,568,000	2,923,670
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,640,264
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	135,400	3,686,238
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	630,896
		10,139,680
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,047,501	1,668,046
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	465,645
Huadong Medicine Co Ltd A Shares (China)	201,760	1,046,856
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	167,200	416,091
Shanghai Pharmaceuticals Holding Co Ltd H Shares	292,500	445,559
Sinopharm Group Co Ltd H Shares	2,466,800	6,593,206
		10,635,403
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	2,222,000	3,654,933
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	37,207	337,240
Pharmaron Beijing Co Ltd A Shares (China)	40,325	172,165
Pharmaron Beijing Co Ltd H Shares (c)(d)(e)	167,100	442,343
Wuxi Apptec Co Ltd A Shares (China)	256,296	3,509,818
Wuxi Apptec Co Ltd H Shares (d)(e)	717,974	10,219,878
Wuxi Biologics Cayman Inc (b)(d)(e)	6,392,500	30,276,430
WuXi XDC Cayman Inc (b)	684,500	5,502,567
XtalPi Holdings Ltd (b)(c)	3,198,000	4,945,129
		59,060,503
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	173,700	757,591
Changchun High-Tech Industry Group Co Ltd A Shares (China)	44,800	618,020
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	174,239	704,550
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	156,540	875,277
CSPC Pharmaceutical Group Ltd	14,840,800	18,237,310
Haisco Pharmaceutical Group Co Ltd A Shares (China)	103,300	753,083
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,782,000	13,746,009
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	707,466	5,918,829
Kangmei Pharmaceutical Co Ltd rights (b)(f)	9,442	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	49,857	707,002
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	276,500	722,742
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	123,500	833,371
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (b)	20,319	811,825
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	175,400	780,901
Sino Biopharmaceutical Ltd	19,210,000	16,327,800
Yunnan Baiyao Group Co Ltd A Shares (China)	183,520	1,468,054
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,527,454
		64,789,818
TOTAL HEALTH CARE		211,144,222
Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	298,852	1,991,702
AviChina Industry & Technology Co Ltd H Shares	5,139,000	2,729,977
Kuang-Chi Technologies Co Ltd A Shares (China) (b)	240,700	1,643,618
		6,365,297
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	4,386,200	5,710,072
JD Logistics Inc (b)(d)(e)	3,764,900	5,392,818
SF Holding Co Ltd A Shares (China)	539,600	2,910,778
YTO Express Group Co Ltd A Shares (China)	393,100	954,511
ZTO Express Cayman Inc A Shares	780,181	17,226,521
		32,194,700
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	196,200	787,425
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	208,520	826,071
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,322,000	2,633,443
China Energy Engineering Corp Ltd A Shares (China)	3,958,600	1,383,738
China National Chemical Engineering Co Ltd A Shares (China)	620,300	794,141
China Railway Group Ltd A Shares (China)	3,730,100	3,058,448
China Railway Group Ltd H Shares	5,837,000	3,369,756
China State Construction Engineering Corp Ltd A Shares (China)	4,698,240	3,406,211
China State Construction International Holdings Ltd	2,519,750	3,025,468
Metallurgical Corp of China Ltd A Shares (China)	1,976,900	890,092
Power Construction Corp of China Ltd A Shares (China)	2,027,139	1,650,463
Sichuan Road and Bridge Group Co Ltd A Shares (China)	755,500	1,055,260
		21,267,020
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	1,112,777
CNGR Advanced Material Co Ltd A Shares (China)	100,020	788,017
Contemporary Amperex Technology Co Ltd A Shares (China)	503,760	25,362,822
Contemporary Amperex Technology Co Ltd H Shares (c)	128,900	8,043,041
Dongfang Electric Corp Ltd A Shares (China)	334,424	1,195,445
Eve Energy Co Ltd A Shares (China)	221,729	2,034,609
GEM Co Ltd A Shares (China)	584,000	752,708
Goldwind Science & Technology Co Ltd A Shares (China)	98,100	368,453
Goldwind Science & Technology Co Ltd H Shares	331,564	618,385
Goneo Group Co Ltd A Shares (China)	82,691	496,972
Gotion High-Tech Co Ltd A Shares (China)	204,900	1,119,445
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	429,600	1,380,554
JL Mag Rare-Earth Co Ltd A Shares (China)	127,800	692,152
NARI Technology Co Ltd A Shares (China)	911,340	3,303,595
Ningbo Deye Technology Co Ltd A Shares (China)	97,350	1,175,888
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	577,180
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	169,000	574,455
Shanghai Electric Group Co Ltd A Shares (China) (b)	1,402,100	1,756,722
Sungrow Power Supply Co Ltd A Shares (China)	229,300	4,980,660
Sunwoda Electronic Co Ltd A Shares (China)	200,200	674,749
TBEA Co Ltd A Shares (China)	565,250	2,211,645
Wolong Electric Group Co Ltd A Shares (China)	174,700	1,104,228
Zhejiang Chint Electrics Co Ltd A Shares (China)	241,000	1,013,332
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	212,500	2,200,885
		63,538,719
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,445,900	3,815,088
Daqin Railway Co Ltd A Shares (China)	2,296,000	1,657,988
		5,473,076
Industrial Conglomerates - 0.0%
CITIC Ltd	7,409,000	11,864,491
Fosun International Ltd	4,452,500	2,370,989
		14,235,480
Machinery - 0.2%
Airtac International Group	258,456	9,334,384
China CSSC Holdings Ltd A Shares (China)	841,400	4,059,489
CRRC Corp Ltd A Shares (China)	5,254,900	4,769,795
CRRC Corp Ltd H Shares	4,856,000	3,605,279
Haitian International Holdings Ltd	1,184,000	3,664,715
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	146,532	2,284,902
Sany Heavy Industry Co Ltd A Shares (China)	954,100	3,008,433
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	79,800	956,899
Shenzhen Envicool Technology Co Ltd A Shares (China)	108,200	1,665,238
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,533,019
Sinotruk Hong Kong Ltd	1,266,500	5,823,361
UBTech Robotics Corp Ltd H Shares (b)	372,750	6,675,251
Weichai Power Co Ltd A Shares (China)	338,600	1,156,308
Weichai Power Co Ltd H Shares	4,043,800	13,779,388
XCMG Construction Machinery Co Ltd A Shares (China)	1,245,800	1,924,680
Yangzijiang Shipbuildling (Holdings) Ltd (c)	4,844,600	12,719,884
Yutong Bus Co Ltd A Shares (China)	227,500	1,011,220
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	201,100	1,473,591
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	263,238
Zhuzhou CRRC Times Electric Co Ltd H Shares	922,400	5,039,366
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	845,900	1,067,148
		85,815,588
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	653,070	1,351,843
COSCO SHIPPING Holdings Co Ltd H Shares (c)	5,471,100	9,594,613
SITC International Holdings Co Ltd	2,525,000	9,418,530
		20,364,986
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	1,364,700	1,631,338
China Eastern Airlines Corp Ltd A Shares (China) (b)	1,903,800	1,489,794
China Southern Airlines Co Ltd A Shares (China) (b)	950,300	985,603
China Southern Airlines Co Ltd H Shares (b)	484,000	360,579
Hainan Airlines Holding Co Ltd A Shares (China) (b)	4,748,400	1,154,356
Spring Airlines Co Ltd A Shares (China)	109,700	887,321
		6,508,991
Professional Services - 0.0%
Kanzhun Ltd ADR	680,917	12,610,583
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	380,800	3,953,211
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	784,753
China Merchants Port Holdings Co Ltd	2,375,836	4,783,848
Jiangsu Expressway Co Ltd H Shares	2,286,000	3,014,017
Shanghai International Airport Co Ltd A Shares (China)	109,172	483,690
Zhejiang Expressway Co Ltd H Shares	2,970,920	2,802,791
		11,869,099
TOTAL INDUSTRIALS		285,810,246
Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	1,463,000	6,254,938
Hengtong Optic-electric Co Ltd A Shares (China)	259,500	1,306,879
Suzhou TFC Optical Communication Co Ltd A Shares (China)	86,940	3,106,916
Yealink Network Technology Corp Ltd A Shares (China)	130,950	722,775
Zhongji Innolight Co Ltd A Shares (China)	124,180	11,593,170
ZTE Corp A Shares (China)	313,300	1,734,659
ZTE Corp H Shares (c)	1,604,336	5,820,059
		30,539,396
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,463,500	6,931,492
Accelink Technologies Co Ltd A Shares (China)	88,300	919,740
Avary Holding Shenzhen Co Ltd A Shares (China)	257,500	2,113,932
BOE Technology Group Co Ltd A Shares (China)	4,390,600	2,760,013
Chaozhou Three-Circle Group Co Ltd A Shares (China)	206,900	1,488,115
China Railway Signal & Communication Corp Ltd A Shares (China)	841,482	665,753
Eoptolink Technology Inc Ltd A Shares (China)	111,080	6,702,909
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	1,554,810	592,692
Foxconn Industrial Internet Co Ltd A Shares (China)	1,476,994	12,259,152
GoerTek Inc A Shares (China)	371,500	1,389,434
Hgtech Co Ltd A Shares (China)	107,300	1,194,820
Lens Technology Co Ltd A Shares (China)	550,900	2,880,601
Lingyi iTech Guangdong Co A Shares (China)	814,500	1,715,292
Luxshare Precision Industry Co Ltd A Shares (China)	837,882	6,230,103
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	651,202
Ofilm Group Co Ltd A Shares (China) (b)	360,700	506,409
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	28,868	628,624
Shengyi Electronics Co Ltd A Shares (China)	77,625	983,747
Shengyi Technology Co Ltd A Shares (China)	270,200	2,679,942
Shennan Circuits Co Ltd A Shares (China)	75,152	2,525,336
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	153,000	850,642
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	104,900	967,402
Sunny Optical Technology Group Co Ltd	1,335,200	10,699,239
SUPCON Technology Co Ltd A Shares (China)	89,360	1,077,577
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	204,900	2,280,154
TCL Technology Group Corp A Shares (China)	2,130,320	1,486,252
Unisplendour Corp Ltd A Shares (China)	298,680	1,074,977
Victory Giant Technology Huizhou Co Ltd A Shares (China)	96,400	3,671,707
Wingtech Technology Co Ltd A Shares (China) (b)	134,600	762,864
Wuhan Guide Infrared Co Ltd A Shares (China) (b)	466,143	1,112,427
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	213,240	2,139,532
Zhejiang Dahua Technology Co Ltd A Shares (China)	391,100	1,066,675
		83,008,756
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	2,089,700	11,635,656
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	714,348
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	154,300	1,816,286
		14,166,290
Semiconductors & Semiconductor Equipment - 0.2%
ACM Research Shanghai Inc A Shares (China)	28,987	787,247
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	68,312	3,419,162
Amlogic Shanghai Co Ltd A Shares (China) (b)	45,658	575,277
Bestechnic Shanghai Co Ltd A Shares (China)	18,727	593,995
Cambricon Technologies Corp Ltd A Shares (China) (b)	46,735	8,463,225
China Resources Microelectronics Ltd A Shares (China)	141,853	1,301,250
CSI Solar Co Ltd A Shares (China)	437,372	961,347
Flat Glass Group Co Ltd A Shares (China) (b)	22,800	52,837
Flat Glass Group Co Ltd H Shares (b)(c)	308,000	430,532
GalaxyCore Inc A Shares (China)	250,699	580,970
GCL Technology Holdings Ltd (b)(c)	45,416,000	6,278,629
Gigadevice Semiconductor Inc A Shares (China)	73,384	3,323,933
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	71,000	1,302,496
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	684,633
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	191,800	921,236
Hua Hong Semiconductor Ltd (b)(d)(e)	1,371,000	20,445,399
Hua Hong Semiconductor Ltd A Shares (China) (b)	36,483	813,970
Hwatsing Technology Co Ltd A Shares (China)	36,917	1,003,040
Hygon Information Technology Co Ltd A Shares (China)	258,028	9,815,217
Ingenic Semiconductor Co Ltd A Shares (China)	54,900	1,135,631
JA Solar Technology Co Ltd A Shares (China) (b)	357,436	581,523
JCET Group Co Ltd A Shares (China)	192,200	1,368,009
Jinko Solar Co Ltd A Shares (China) (b)	1,140,268	1,038,285
LONGi Green Energy Technology Co Ltd A Shares (China) (b)	850,466	2,187,411
Loongson Technology Corp Ltd (China) (b)	43,390	1,044,156
Montage Technology Co Ltd A Shares (China)	126,178	3,300,675
National Silicon Industry Group Co Ltd A Shares (China) (b)	309,729	998,457
NAURA Technology Group Co Ltd A Shares (China)	79,280	5,419,676
Nexchip Semiconductor Corp A Shares (China)	236,073	1,242,212
OmniVision Integrated Circuits Group Inc A Shares (China)	132,515	2,310,327
Piotech Inc A Shares (China)	30,164	1,530,557
Rockchip Electronics Co Ltd A Shares (China)	47,100	1,296,245
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	1,233,430
SG Micro Corp A Shares (China)	66,994	733,761
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	538,144
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (b)	434,400	588,011
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	753,290
TongFu Microelectronics Co Ltd A Shares (China)	164,600	1,232,650
Tongwei Co Ltd A Shares (China) (b)	505,500	1,323,422
Trina Solar Co Ltd A Shares (China) (b)	234,290	631,918
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	92,259	1,116,252
United Nova Technology Co Ltd A Shares (China) (b)	954,347	1,041,967
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (b)	58,924	1,881,788
Xinjiang Daqo New Energy Co Ltd A Shares (China) (b)	241,044	840,841
Xinyi Solar Holdings Ltd (c)	8,491,406	3,673,910
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	903,625
		101,700,568
Software - 0.0%
360 Security Technology Inc A Shares (China)	780,500	1,363,005
Beijing Kingsoft Office Software Inc A Shares (China)	50,501	2,446,975
China National Software & Service Co Ltd A Shares (China) (b)	99,590	646,384
Empyrean Technology Co Ltd A Shares (China)	51,100	757,854
Horizon Robotics A Shares (b)(c)	9,338,400	9,837,948
Hundsun Technologies Inc A Shares (China)	208,668	932,016
Iflytek Co Ltd A Shares (China)	252,900	2,168,208
Jiangsu Hoperun Software Co Ltd A Shares (China)	89,600	644,441
Kingdee International Software Group Co Ltd (b)	5,639,000	9,347,685
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	124,629
Shanghai Baosight Software Co Ltd B Shares	800,211	859,427
Yonyou Network Technology CO Ltd A Shares (China) (b)	376,520	822,178
		29,950,750
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	58,410	836,691
China Greatwall Technology Group Co Ltd A Shares (China) (b)	351,800	803,117
Huaqin Technology Co Ltd A Shares (China)	93,500	1,162,874
IEIT Systems Co Ltd A Shares (China)	160,734	1,454,334
Lenovo Group Ltd	14,752,000	16,621,278
Sharetronic Data Technology Co Ltd A Shares (China)	38,800	1,272,320
Shenzhen Longsys Electronics Co Ltd (China) (b)	39,100	1,889,826
Shenzhen Transsion Holdings Co Ltd A Shares (China)	122,557	1,024,812
Xiaomi Corp B Shares (b)(d)(e)	31,724,400	143,602,708
		168,667,960
TOTAL INFORMATION TECHNOLOGY		428,033,720
Materials - 0.5%
Chemicals - 0.1%
Ganfeng Lithium Group Co Ltd A Shares (China)	155,660	1,536,056
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	854,920	6,620,839
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	207,940	1,217,713
Hengli Petrochemical Co Ltd A Shares (China)	782,360	2,937,332
Hoshine Silicon Industry Co Ltd A Shares (China)	110,400	789,280
Huafon Chemical Co Ltd A Shares (China)	548,900	1,016,986
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	773,292
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (b)	698,000	1,327,372
Kingfa Sci & Tech Co Ltd A Shares (China)	295,200	812,339
LB Group Co Ltd A Shares (China)	261,800	834,536
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	816,100	2,789,303
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	574,900	2,710,860
Rongsheng Petrochemical Co Ltd A Shares (China)	1,105,850	2,346,357
Satellite Chemical Co Ltd A Shares (China)	364,101	1,275,866
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	1,185,989
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	231,351	922,176
Sinoma Science & Technology Co Ltd A Shares (China)	187,800	1,158,394
Tianqi Lithium Corp A Shares (China) (b)	160,200	1,257,081
Wanhua Chemical Group Co Ltd A Shares (China)	355,000	4,492,301
Yunnan Yuntianhua Co Ltd A Shares (China)	204,300	1,122,339
Zangge Mining Co Ltd A Shares (China)	165,000	2,048,333
Zhejiang Juhua Co Ltd A Shares (China)	310,200	1,755,424
Zhejiang Longsheng Group Co Ltd A Shares (China)	453,500	992,882
Zhejiang NHU Co Ltd A Shares (China)	315,508	1,264,437
		43,187,487
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	1,121,640
Anhui Conch Cement Co Ltd H Shares	2,443,000	7,761,711
China Jushi Co Ltd A Shares (China)	497,840	1,530,382
China National Building Material Co Ltd H Shares	6,906,000	4,968,155
		15,381,888
Metals & Mining - 0.4%
Aluminum Corp of China Ltd A Shares (China)	1,126,300	2,289,297
Aluminum Corp of China Ltd H Shares	7,312,000	12,963,377
Baoshan Iron & Steel Co Ltd A Shares (China)	2,439,800	2,562,023
Chifeng Jilong Gold Mining Co A Shares (China)	191,100	1,187,546
China Gold International Resources Corp Ltd	441,000	11,583,723
China Hongqiao Group Ltd	5,262,000	24,329,366
China Nonferrous Mining Corp Ltd	2,536,000	5,096,607
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	401,100	2,976,624
China Rare Earth Resources And Technology Co Ltd A Shares (China) (b)	115,300	899,279
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	804,259
CMOC Group Ltd A Shares (China)	770,800	2,697,675
CMOC Group Ltd H Shares	8,271,000	23,631,126
Guangdong HEC Technology Holding Co Ltd A Shares (China) (b)	334,700	1,311,501
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	1,094,742
Huaibei Mining Holdings Co Ltd A Shares (China)	274,900	496,673
Hunan Valin Steel Co Ltd A Shares (China)	806,500	727,407
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	4,981,400	1,798,585
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	197,900	1,751,330
Jiangxi Copper Co Ltd A Shares (China)	16,300	148,703
Jiangxi Copper Co Ltd H Shares	2,204,000	13,389,721
Jinduicheng Molybdenum Co Ltd A Shares (China)	352,200	1,039,615
MMG Ltd (b)	7,980,000	10,511,156
Shandong Gold Mining Co Ltd A Shares (China)	702,923	5,515,798
Shandong Gold Mining Co Ltd H Shares (d)(e)	1,373,500	7,781,661
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,444,900	1,525,597
Shanjin International Gold Co Ltd A Shares (China)	318,980	1,598,628
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	1,311,847
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,451,800	1,727,103
Western Mining Co Ltd A Shares (China)	268,800	1,376,528
Western Superconducting Technologies Co Ltd A Shares (China)	78,064	951,467
Xiamen Tungsten Co Ltd A Shares (China)	176,700	1,437,391
Yunnan Aluminium Co Ltd A Shares (China)	394,400	1,908,529
Zhaojin Mining Industry Co Ltd H Shares	3,176,000	14,717,067
Zhongjin Gold Corp Ltd A Shares (China)	560,800	2,976,735
Zijin Mining Group Co Ltd A Shares (China)	1,829,400	10,563,112
Zijin Mining Group Co Ltd H Shares	11,513,000	61,749,684
		238,431,482
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	681,341
TOTAL MATERIALS		297,682,198
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	1,662,551	3,419,976
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,464,831
China Overseas Land & Investment Ltd	7,135,000	12,823,108
China Resources Land Ltd	5,870,965	23,056,695
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,272,200	7,543,209
China Vanke Co Ltd A Shares (China) (b)	827,400	580,819
China Vanke Co Ltd H Shares (b)(c)	4,447,200	2,163,229
Hainan Airport Infrastructure Co Ltd A Shares (China)	1,283,500	827,141
KE Holdings Inc A Shares	3,751,048	23,845,869
Longfor Group Holdings Ltd (c)(d)(e)	3,987,178	5,256,965
Poly Developments and Holdings Group Co Ltd A Shares (China)	1,279,800	1,253,704
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	1,004,605
Wharf Holdings Ltd/The	2,036,000	6,578,083
Youngor Fashion Co Ltd A Shares (China)	599,977	634,348
TOTAL REAL ESTATE		90,452,582
Utilities - 0.1%
Gas Utilities - 0.0%
Beijing Enterprises Holdings Ltd	932,500	4,225,560
China Gas Holdings Ltd	5,043,000	4,996,457
China Resources Gas Group Ltd	1,706,800	4,697,354
ENN Energy Holdings Ltd	1,436,700	12,386,138
ENN Natural Gas Co Ltd A Shares (China)	303,600	852,049
Kunlun Energy Co Ltd	7,286,000	7,461,246
		34,618,804
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	1,885,400	1,044,168
CGN Power Co Ltd H Shares (d)(e)	19,818,000	8,270,079
China Longyuan Power Group Corp Ltd H Shares	4,813,000	4,374,278
China National Nuclear Power Co Ltd A Shares (China)	2,282,100	2,826,465
China Power International Development Ltd	7,119,699	2,971,060
China Resources Power Holdings Co Ltd (c)	3,877,780	8,835,587
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,778,916
China Yangtze Power Co Ltd A Shares (China)	2,708,800	10,271,367
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	685,449
GD Power Development Co Ltd A Shares (China)	1,801,000	1,199,501
Hanergy Mobile Energy Holding Group Co Ltd (b)(f)	1,902,000	2
Huadian Power International Corp Ltd A Shares (China)	1,049,600	739,819
Huaneng Power International Inc A Shares (China)	1,432,400	1,454,705
Huaneng Power International Inc H Shares	7,450,000	5,435,798
SDIC Power Holdings Co Ltd A Shares (China)	930,700	1,706,969
Shanghai Electric Power Co Ltd A Shares (China)	315,500	965,323
Shenergy Co Ltd A Shares (China)	496,700	595,175
Sichuan Chuantou Energy Co Ltd A Shares (China)	588,500	1,178,397
Wintime Energy Group Co Ltd A Shares (China) (b)	2,404,200	584,471
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	810,670
		55,728,199
Water Utilities - 0.0%
Guangdong Investment Ltd	5,222,000	4,933,163
TOTAL UTILITIES		95,280,166
TOTAL CHINA		5,590,764,761
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	468,842	10,589,524
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	813,041	6,663,748
TOTAL COLOMBIA		17,253,272
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,436,043	18,160,805
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	355,832	20,557,033
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	138,413	8,392,487
Moneta Money Bank AS (d)(e)	474,337	4,758,813
TOTAL FINANCIALS		13,151,300
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	251,148	14,445,216
TOTAL CZECH REPUBLIC		27,596,516
DENMARK - 1.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	147,221	11,893,861
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	172,801	23,395,407
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,233,578	62,948,142
Insurance - 0.0%
Tryg A/S	619,990	15,065,904
TOTAL FINANCIALS		78,014,046
Health Care - 0.7%
Biotechnology - 0.1%
Genmab A/S (b)	112,449	36,634,251
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	231,776	19,757,746
Demant A/S (b)	182,291	6,376,937
		26,134,683
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	5,940,702	352,754,399
TOTAL HEALTH CARE		415,523,333
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	376,859	105,813,736
Building Products - 0.0%
ROCKWOOL A/S Series B	183,162	6,208,265
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,862,419	56,452,548
TOTAL INDUSTRIALS		168,474,549
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	648,935	39,727,036
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	973,456	21,878,367
TOTAL DENMARK		758,906,599
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,788,642	2,246,125
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,760,911	13,593,908
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,358,732	2,504,085
TOTAL EGYPT		18,344,118
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	266,165	11,723,931
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	501,135	12,676,395
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	779,298	19,915,854
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,735,519	110,812,580
Insurance - 0.1%
Sampo Oyj A Shares	4,474,121	49,896,810
TOTAL FINANCIALS		160,709,390
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	201,239	16,614,217
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	627,245	45,071,265
Metso Oyj	1,222,251	23,926,853
Wartsila OYJ Abp	926,488	37,558,869
TOTAL INDUSTRIALS		106,556,987
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	9,768,626	62,918,859
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,088,951	12,569,694
UPM-Kymmene Oyj	963,582	26,583,434
TOTAL MATERIALS		39,153,128
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	827,196	19,526,992
TOTAL FINLAND		449,795,753
FRANCE - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,434,080	63,839,687
Media - 0.1%
Publicis Groupe SA	420,965	42,074,734
TOTAL COMMUNICATION SERVICES		105,914,421
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,235,511	45,881,491
Automobiles - 0.0%
Renault SA	351,277	13,274,392
Hotels, Restaurants & Leisure - 0.1%
Accor SA	358,843	19,506,760
FDJ UNITED	206,109	5,457,914
Sodexo SA	157,921	8,068,440
Sodexo SA	8,142	416,349
		33,449,463
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	58,402	140,461,199
Kering SA	137,168	42,820,833
LVMH Moet Hennessy Louis Vuitton SE	461,295	297,721,937
		481,003,969
TOTAL CONSUMER DISCRETIONARY		573,609,315
Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	370,787	32,998,589
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	1,076,881	17,638,439
Food Products - 0.1%
Danone SA	1,193,663	93,535,372
Personal Care Products - 0.3%
L'Oreal SA	419,237	192,614,043
L'Oreal SA (loyalty shares)	23,733	10,903,878
		203,517,921
TOTAL CONSUMER STAPLES		347,690,321
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bollore SE	1,322,140	7,544,494
TotalEnergies SE	3,664,432	265,613,249
TOTAL ENERGY		273,157,743
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	1,854,338	200,514,310
Credit Agricole SA	1,971,027	42,685,410
Societe Generale SA Series A	1,303,869	114,257,405
		357,457,125
Capital Markets - 0.0%
Amundi SA (d)(e)	115,715	10,280,350
Financial Services - 0.0%
Edenred SE	446,063	9,342,850
Eurazeo SE	19,800	1,188,752
		10,531,602
Insurance - 0.2%
AXA SA	3,203,085	146,057,925
TOTAL FINANCIALS		524,327,002
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	77,455	8,979,143
EssilorLuxottica SA	555,370	169,777,590
		178,756,733
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	54,460	12,155,549
Pharmaceuticals - 0.0%
Ipsen SA	69,310	11,304,749
TOTAL HEALTH CARE		202,217,031
Industrials - 1.5%
Aerospace & Defense - 0.9%
Airbus SE	1,096,066	250,944,335
Dassault Aviation SA	36,621	13,882,102
Safran SA	664,205	237,314,753
Thales SA	170,886	52,312,637
		554,453,827
Building Products - 0.1%
Cie de Saint-Gobain SA	826,754	81,605,194
Construction & Engineering - 0.4%
Bouygues SA	353,859	19,130,967
Eiffage SA	126,418	18,723,705
Vinci SA	920,624	132,371,674
		170,226,346
Electrical Equipment - 0.1%
Legrand SA	483,474	77,190,496
Machinery - 0.0%
Alstom SA (b)	637,093	20,341,364
Professional Services - 0.0%
Bureau Veritas SA	621,057	19,950,205
Trading Companies & Distributors - 0.0%
Rexel SA	411,507	17,335,695
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	65,190	8,615,936
Getlink SE Series A	549,039	10,874,924
		19,490,860
TOTAL INDUSTRIALS		960,593,987
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	283,920	44,114,993
Software - 0.0%
Dassault Systemes SE	1,235,060	33,970,105
TOTAL INFORMATION TECHNOLOGY		78,085,098
Materials - 0.2%
Chemicals - 0.2%
Air Liquide SA	758,810	142,096,615
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	105,477	6,720,209
Office REITs - 0.0%
Gecina SA	86,308	7,923,537
Retail REITs - 0.1%
Klepierre SA	394,957	15,187,184
Unibail-Rodamco-Westfield unit	223,915	24,683,841
		39,871,025
TOTAL REAL ESTATE		54,514,771
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,510,252	74,947,186
Engie SA (b)	863,500	25,781,035
Veolia Environnement SA	1,161,340	43,558,613
TOTAL UTILITIES		144,286,834
TOTAL FRANCE		3,406,493,138
GERMANY - 5.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	6,784,847	227,687,860
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	117,542	9,885,351
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	139,861	13,934,165
TOTAL COMMUNICATION SERVICES		251,507,376
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	205,083	16,199,860
Automobiles - 0.3%
Bayerische Motoren Werke AG	515,730	53,441,643
Mercedes-Benz Group AG	1,331,596	91,006,928
Volkswagen AG	160	19,419
		144,467,990
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	420,739	12,138,917
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	314,666	55,791,412
TOTAL CONSUMER DISCRETIONARY		228,598,179
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	186,118	15,363,886
Personal Care Products - 0.1%
Beiersdorf AG	177,543	21,177,222
TOTAL CONSUMER STAPLES		36,541,108
Financials - 1.2%
Banks - 0.1%
Commerzbank AG	1,351,335	55,566,613
Capital Markets - 0.3%
Deutsche Bank AG	3,414,606	134,781,858
Deutsche Boerse AG	347,032	87,877,310
		222,659,168
Insurance - 0.8%
Allianz SE	712,752	313,840,511
Hannover Rueck SE	111,020	31,425,497
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	241,016	146,074,158
Talanx AG	120,119	15,163,795
		506,503,961
TOTAL FINANCIALS		784,729,742
Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	623,165	31,104,359
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	386,863	17,416,193
Fresenius Medical Care AG ADR	36,018	817,608
Fresenius SE & Co KGaA	778,849	43,584,681
		61,818,482
Pharmaceuticals - 0.2%
Bayer AG	1,812,087	95,844,335
Merck KGaA	238,220	35,493,059
		131,337,394
TOTAL HEALTH CARE		224,260,235
Industrials - 1.7%
Aerospace & Defense - 0.4%
Hensoldt AG	118,304	11,730,377
MTU Aero Engines AG	99,037	43,963,869
Rheinmetall AG	84,853	179,184,168
		234,878,414
Air Freight & Logistics - 0.2%
Deutsche Post AG	1,770,676	99,031,268
Construction & Engineering - 0.0%
HOCHTIEF AG	28,618	12,035,649
Electrical Equipment - 0.4%
Siemens Energy AG (b)	1,429,538	244,940,390
Industrial Conglomerates - 0.6%
Siemens AG	1,401,922	423,843,488
Machinery - 0.1%
Daimler Truck Holding AG	874,989	42,482,410
Gea Group Ag	268,258	19,205,969
Knorr-Bremse AG	134,927	15,745,672
Rational AG	9,561	7,683,863
		85,117,914
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,128,343	11,636,087
Trading Companies & Distributors - 0.0%
Brenntag SE	228,213	13,904,331
TOTAL INDUSTRIALS		1,125,387,541
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,407,004	117,660,414
Software - 0.6%
Nemetschek SE	108,038	9,470,247
SAP SE	1,926,080	384,770,007
		394,240,254
TOTAL INFORMATION TECHNOLOGY		511,900,668
Materials - 0.3%
Chemicals - 0.2%
BASF SE	1,644,409	89,149,983
Evonik Industries AG	479,912	7,452,114
Symrise AG	243,325	20,484,827
		117,086,924
Construction Materials - 0.1%
Heidelberg Materials AG	246,612	67,539,826
TOTAL MATERIALS		184,626,750
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	135,653	9,776,414
Vonovia SE	1,390,892	40,724,330
TOTAL REAL ESTATE		50,500,744
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,165,473	73,937,528
Multi-Utilities - 0.1%
E.ON SE	4,140,655	87,683,661
TOTAL UTILITIES		161,621,189
TOTAL GERMANY		3,559,673,532
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	304,385	5,689,860
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	345,662	6,965,418
Specialty Retail - 0.0%
FF Group (b)(f)	7,962	0
JUMBO SA	212,403	6,304,368
		6,304,368
TOTAL CONSUMER DISCRETIONARY		13,269,786
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	4,094,317	19,599,352
Eurobank SA	4,731,995	23,193,506
National Bank of Greece SA	1,596,198	28,219,975
Piraeus Bank SA	2,061,461	20,794,634
TOTAL FINANCIALS		91,807,467
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	348,620	8,248,205
TOTAL GREECE		119,015,318
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	7,063,479	10,578,807
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,518,243	18,235,490
Financials - 0.8%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (b)	104,651	17,013,113
Hong Kong Exchanges & Clearing Ltd	2,221,084	122,450,832
		139,463,945
Insurance - 0.6%
AIA Group Ltd	19,377,209	223,564,211
Prudential PLC	4,731,902	77,722,656
		301,286,867
TOTAL FINANCIALS		440,750,812
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	2,902,120	12,846,137
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	648,060	6,254,877
Machinery - 0.1%
Techtronic Industries Co Ltd	2,690,370	36,677,002
Marine Transportation - 0.0%
Orient Overseas International Ltd	240,500	3,937,475
TOTAL INDUSTRIALS		59,715,491
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	396,300	11,089,359
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,502,139	20,549,923
Henderson Land Development Co Ltd	2,727,869	10,866,641
Hongkong Land Holdings Ltd (Singapore)	2,021,045	17,158,672
Sino Land Co Ltd	6,615,928	9,976,271
Sun Hung Kai Properties Ltd	2,667,422	42,919,951
Wharf Real Estate Investment Co Ltd	3,114,349	10,835,500
		112,306,958
Retail REITs - 0.0%
Link REIT	4,769,865	21,931,817
TOTAL REAL ESTATE		134,238,775
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,146,631	9,430,376
CLP Holdings Ltd	3,019,476	28,582,616
Power Assets Holdings Ltd	2,578,426	20,017,862
		58,030,854
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	20,845,350	19,665,676
TOTAL UTILITIES		77,696,530
TOTAL HONG KONG		752,305,264
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	761,530	9,300,728
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	413,412	52,083,985
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	254,387	8,514,281
TOTAL HUNGARY		69,898,994
INDIA - 4.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	2,457,567	11,908,053
Tata Communications Ltd	209,684	3,591,388
		15,499,441
Interactive Media & Services - 0.0%
Info Edge India Ltd	669,319	9,119,977
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	4,726,291	101,475,005
Vodafone Idea Ltd (b)	49,895,326	6,078,160
		107,553,165
TOTAL COMMUNICATION SERVICES		132,172,583
Consumer Discretionary - 0.5%
Automobile Components - 0.1%
Balkrishna Industries Ltd	142,737	3,589,362
Bharat Forge Ltd	446,336	7,016,257
Bosch Ltd	13,912	5,542,406
MRF Ltd	4,349	6,268,519
Samvardhana Motherson International Ltd	7,862,820	9,681,248
Tube Investments of India Ltd	195,536	4,979,564
		37,077,356
Automobiles - 0.3%
Bajaj Auto Ltd	124,565	13,038,068
Eicher Motors Ltd	250,782	19,479,953
Hero MotoCorp Ltd	223,262	13,474,512
Hyundai Motor India Ltd	304,854	7,301,681
Mahindra & Mahindra Ltd	1,716,656	64,248,698
Maruti Suzuki India Ltd	231,008	36,779,787
Tata Motors Passenger Vehicles Limited	3,784,465	14,447,532
TVS Motor Co Ltd	434,124	17,410,600
		186,180,831
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (b)	4,035,920	5,543,701
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	4,507,006	13,448,174
Indian Hotels Co Ltd/The	1,601,769	11,776,480
Jubilant Foodworks Ltd	721,845	3,912,939
Swiggy Ltd (b)	2,585,385	8,733,647
		37,871,240
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	67,635	7,705,141
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (b)	2,133,739	5,526,676
Trent Ltd	338,659	13,981,216
		19,507,892
Textiles, Apparel & Luxury Goods - 0.0%
Kalyan Jewellers India Ltd	794,435	3,133,328
Page Industries Ltd	11,684	4,204,349
Titan Co Ltd	651,152	28,244,945
		35,582,622
TOTAL CONSUMER DISCRETIONARY		329,468,783
Consumer Staples - 0.3%
Beverages - 0.0%
United Spirits Ltd	548,160	8,145,820
Varun Beverages Ltd	2,529,621	13,000,675
		21,146,495
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	304,217	12,240,807
Food Products - 0.1%
Britannia Industries Ltd	201,692	12,890,876
Marico Ltd	965,826	7,687,087
Nestle India Ltd	1,229,207	17,861,533
Tata Consumer Products Ltd	1,103,990	13,652,085
		52,091,581
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	229,030	5,280,773
Dabur India Ltd	976,392	5,394,466
Godrej Consumer Products Ltd	764,584	9,623,382
Hindustan Unilever Ltd	1,504,382	38,932,739
Kwality Wall's India Ltd (f)	1,527,946	669,874
		59,901,234
Tobacco - 0.0%
ITC Ltd	5,501,865	19,329,791
TOTAL CONSUMER STAPLES		164,709,908
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	2,848,936	11,325,029
Coal India Ltd	3,433,551	16,504,216
Hindustan Petroleum Corp Ltd	1,794,863	8,358,306
Indian Oil Corp Ltd	5,301,132	9,437,442
Oil & Natural Gas Corp Ltd	5,855,123	17,174,449
Oil India Ltd	865,776	4,815,899
Petronet LNG Ltd	1,450,536	4,583,645
Reliance Industries Ltd	11,225,051	170,822,913
TOTAL ENERGY		243,021,899
Financials - 1.2%
Banks - 0.9%
AU Small Finance Bank Ltd (d)(e)	693,306	7,427,630
Axis Bank Ltd	4,222,949	63,113,501
Bank of Baroda	1,823,886	5,955,368
Canara Bank	3,365,423	5,410,721
HDFC Bank Ltd	20,958,211	212,395,769
ICICI Bank Ltd	9,742,744	144,093,406
IDFC First Bank Ltd	6,601,333	6,017,181
IndusInd Bank Ltd (b)	1,077,878	10,533,802
Kotak Mahindra Bank Ltd	10,046,781	44,703,980
Punjab National Bank	3,972,646	5,423,861
State Bank of India	3,392,789	39,855,854
Union Bank of India Ltd	2,797,104	5,514,041
Yes Bank Ltd (b)	28,899,920	6,747,958
		557,193,072
Capital Markets - 0.0%
BSE Ltd	371,174	11,322,155
HDFC Asset Management Co Ltd (d)(e)	358,982	9,848,965
		21,171,120
Consumer Finance - 0.2%
Bajaj Finance Ltd	5,146,982	52,194,486
Cholamandalam Investment and Finance Co Ltd	763,197	13,580,302
Muthoot Finance Ltd	226,959	9,478,943
SBI Cards & Payment Services Ltd	523,542	4,302,518
Shriram Finance Ltd	2,589,349	28,803,804
Sundaram Finance Ltd	123,084	7,084,840
		115,444,893
Financial Services - 0.1%
Bajaj Finserv Ltd	715,486	15,236,089
Bajaj Holdings & Investment Ltd	50,773	5,980,199
Jio Financial Services Ltd	5,095,923	14,143,918
One 97 Communications Ltd (b)	710,205	8,810,371
Power Finance Corp Ltd	2,783,852	11,517,158
REC Ltd	2,213,643	8,789,969
		64,477,704
Insurance - 0.0%
HDFC Life Insurance Co Ltd (d)(e)	1,805,293	14,392,100
ICICI Lombard General Insurance Co Ltd (d)(e)	452,867	8,959,649
ICICI Prudential Life Insurance Co Ltd (d)(e)	625,692	4,345,670
PB Fintech Ltd (b)	644,364	11,626,718
SBI Life Insurance Co Ltd (d)(e)	825,308	17,987,851
		57,311,988
TOTAL FINANCIALS		815,598,777
Health Care - 0.2%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	195,889	14,869,952
Fortis Healthcare Ltd	881,447	8,185,400
Max Healthcare Institute Ltd	1,453,218	15,163,904
		38,219,256
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	222,629	14,691,562
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	87,733	5,432,243
Aurobindo Pharma Ltd	481,288	6,339,035
Cipla Ltd/India	1,054,260	15,222,809
Dr Reddy's Laboratories Ltd	1,009,599	13,401,441
Lupin Ltd	452,664	10,627,686
Mankind Pharma Ltd	227,992	5,281,207
Sun Pharmaceutical Industries Ltd	1,755,760	30,546,863
Torrent Pharmaceuticals Ltd	214,331	9,258,209
Zydus Lifesciences Ltd	376,649	3,636,523
		99,746,016
TOTAL HEALTH CARE		152,656,834
Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,717,383	32,893,155
Hindustan Aeronautics Ltd (d)	365,767	18,426,768
		51,319,923
Building Products - 0.0%
Astral Ltd	223,396	3,597,471
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	449,556	3,054,680
Construction & Engineering - 0.1%
Larsen & Toubro Ltd	1,239,193	53,142,831
Rail Vikas Nigam Ltd (d)	943,358	3,532,937
Voltas Ltd	402,440	5,828,081
		62,503,849
Electrical Equipment - 0.1%
ABB India Ltd	100,921	6,139,854
Bharat Heavy Electricals Ltd	1,949,650	5,585,677
CG Power & Industrial Solutions Ltd	1,272,928	8,107,985
GE Vernova T&D India Ltd	237,034	8,350,502
Havells India Ltd	409,758	5,742,350
Hitachi Energy India Ltd	24,736	5,088,342
Polycab India Ltd	99,018	7,573,699
Siemens Energy India Ltd	164,410	4,459,622
Suzlon Energy Ltd (b)	19,049,608	9,903,536
		60,951,567
Industrial Conglomerates - 0.0%
Siemens Ltd (b)	164,336	5,558,218
Machinery - 0.1%
Ashok Leyland Ltd	5,475,040	11,744,341
Cummins India Ltd	257,865	11,565,313
Tata Motors Ltd /new (b)	3,706,642	18,534,423
		41,844,077
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (d)(e)	344,613	17,274,998
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	280,546	6,181,595
Adani Enterprises Ltd	36,621	627,190
		6,808,785
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,004,040	15,546,666
GMR Airports Ltd (b)	4,855,911	4,972,206
		20,518,872
TOTAL INDUSTRIALS		273,432,440
Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	1,743,694	32,244,286
Infosys Ltd	6,125,990	109,633,668
Infosys Ltd ADR (c)	57	1,002
LTIMindtree Ltd (d)(e)	137,707	8,972,566
Mphasis Ltd	231,653	6,970,256
Persistent Systems Ltd	204,394	13,452,546
Tata Consultancy Services Ltd	1,663,187	56,662,703
Tech Mahindra Ltd	984,724	18,719,572
Wipro Ltd	4,906,811	12,677,204
		259,333,803
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	159,841	4,859,171
Software - 0.0%
Oracle Financial Services Software Ltd	39,726	3,361,983
TOTAL INFORMATION TECHNOLOGY		267,554,957
Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	702,497	18,603,982
Coromandel International Ltd	221,801	5,521,440
PI Industries Ltd	139,987	4,878,339
Pidilite Industries Ltd	575,200	8,977,346
Solar Industries India Ltd	50,910	7,484,315
SRF Ltd	264,652	8,128,552
Supreme Industries Ltd	115,710	4,433,737
UPL Ltd	904,911	6,947,151
		64,974,862
Construction Materials - 0.1%
Ambuja Cements Ltd	1,148,991	6,392,542
Grasim Industries Ltd	506,804	15,580,959
Shree Cement Ltd	17,134	5,042,435
UltraTech Cement Ltd	214,772	29,732,761
		56,748,697
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	341,139	7,610,837
Hindalco Industries Ltd	2,469,788	25,927,737
Jindal Stainless Ltd	602,844	5,407,871
Jindal Steel Ltd	673,319	8,312,399
JSW Steel Ltd	1,114,930	14,766,190
NMDC Ltd	5,668,000	5,019,938
Tata Steel Ltd	13,734,247	28,927,685
Vedanta Ltd	2,542,467	18,897,838
		114,870,495
TOTAL MATERIALS		236,594,054
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,380,228	9,569,655
Godrej Properties Ltd (b)	288,707	4,964,700
Lodha Developers Ltd (d)(e)	562,028	5,954,699
Oberoi Realty Ltd	234,350	3,810,417
Phoenix Mills Ltd/The	348,391	6,347,818
Prestige Estates Projects Ltd	331,432	5,282,656
TOTAL REAL ESTATE		35,929,945
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	8,472,352	23,700,114
Tata Power Co Ltd/The	2,978,208	11,897,372
Torrent Power Ltd	337,193	5,102,722
		40,700,208
Gas Utilities - 0.0%
GAIL India Ltd	4,332,975	7,905,243
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	5,364,904	7,920,919
JSW Energy Ltd	798,920	4,006,188
NHPC Ltd	5,620,052	4,792,986
NTPC Ltd	7,967,003	30,931,720
		47,651,813
TOTAL UTILITIES		96,257,264
TOTAL INDIA		2,747,397,444
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	90,893,200	19,429,367
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	1,650,824,868	6,346,619
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	34,449,000	3,584,549
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	13,759,000	3,636,309
Indofood Sukses Makmur Tbk PT	8,023,700	3,258,355
		6,894,664
TOTAL CONSUMER STAPLES		10,479,213
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dian Swastatika Sentosa Tbk PT (b)	1,860,400	11,060,244
Petrindo Jaya Kreasi Tbk PT	41,731,100	4,512,462
United Tractors Tbk PT	2,835,212	4,416,857
TOTAL ENERGY		19,989,563
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	101,893,600	45,021,630
Bank Mandiri Persero Tbk PT	68,234,000	19,634,081
Bank Negara Indonesia Persero Tbk PT	27,905,278	7,489,918
Bank Rakyat Indonesia Persero Tbk PT	125,246,800	28,431,522
TOTAL FINANCIALS		100,577,151
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	37,749,800	14,313,642
Jardine Matheson Holdings Ltd (Singapore)	298,564	21,726,503
TOTAL INDUSTRIALS		36,040,145
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	43,546,117	5,603,524
Chandra Asri Pacific Tbk PT	16,167,900	6,238,280
		11,841,804
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	26,931,100	12,108,516
Bumi Resources Minerals Tbk PT (b)	105,319,504	6,682,672
		18,791,188
TOTAL MATERIALS		30,632,992
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (b)	14,900,800	7,538,743
TOTAL INDONESIA		231,033,793
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	297,631	26,389,208
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	3,940,767	44,142,729
Bank of Ireland Group PLC	1,759,910	35,766,344
TOTAL FINANCIALS		79,909,073
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	282,265	24,591,837
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	325,115	46,706,021
TOTAL INDUSTRIALS		71,297,858
TOTAL IRELAND		177,596,139
ISRAEL - 0.6%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,306,806	57,207,806
Bank Leumi Le-Israel BM	2,746,895	66,225,369
Israel Discount Bank Ltd Class A	2,249,823	26,601,717
Mizrahi Tefahot Bank Ltd	286,993	22,536,124
		172,571,016
Insurance - 0.0%
Phoenix Financial Ltd	421,841	20,550,059
TOTAL FINANCIALS		193,121,075
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	2,115,226	72,086,902
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	51,287	36,368,244
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	103,188	8,960,846
Semiconductors & Semiconductor Equipment - 0.0%
Nova Ltd (Israel) (b)	54,219	26,937,641
Software - 0.1%
Check Point Software Technologies Ltd (b)(c)	157,987	28,360,246
Nice Ltd (b)	104,872	11,202,271
Nice Ltd ADR (b)(c)	10,143	1,079,317
		40,641,834
TOTAL INFORMATION TECHNOLOGY		76,540,321
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,452,111	7,907,871
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	77,948	10,499,021
TOTAL ISRAEL		396,523,434
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)(e)	510,859	4,505,267
Telecom Italia SpA/Milano (b)	13,573,972	9,171,248
Telecom Italia SpA/Milano (b)	6,268,050	4,969,072
TOTAL COMMUNICATION SERVICES		18,645,587
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	232,407	77,355,806
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	428,922	24,917,796
TOTAL CONSUMER DISCRETIONARY		102,273,602
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	401,040	21,676,142
Davide Campari-Milano NV	1,160,345	8,230,483
TOTAL CONSUMER STAPLES		29,906,625
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,774,526	77,148,041
Financials - 1.1%
Banks - 0.9%
Banca Monte dei Paschi di Siena SpA	3,639,923	37,683,566
Banco BPM SpA	2,093,326	31,314,308
BPER Banca SPA	2,718,750	38,204,757
FinecoBank Banca Fineco SpA	1,125,693	29,822,503
Intesa Sanpaolo SpA	26,302,610	186,206,482
UniCredit SpA	2,587,200	225,464,284
		548,695,900
Financial Services - 0.1%
Banca Mediolanum SpA	415,226	9,725,638
Nexi SpA (c)(d)(e)	1,011,211	4,321,093
Poste Italiane SpA (d)(e)	844,218	22,215,403
		36,262,134
Insurance - 0.1%
Generali	1,573,774	64,153,617
Unipol Assicurazioni SpA	659,757	14,682,857
		78,836,474
TOTAL FINANCIALS		663,794,508
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	209,800	11,524,128
Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	745,935	49,848,329
Electrical Equipment - 0.1%
Prysmian SpA	518,890	61,783,406
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,554,023	52,742,530
TOTAL INDUSTRIALS		164,374,265
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	15,025,430	166,009,393
Terna - Rete Elettrica Nazionale	2,594,525	28,066,285
		194,075,678
Gas Utilities - 0.0%
Snam SpA	3,724,523	25,597,378
TOTAL UTILITIES		219,673,056
TOTAL ITALY		1,287,339,812
JAPAN - 13.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
NTT Inc	55,154,175	55,423,328
Entertainment - 0.3%
Capcom Co Ltd (c)	646,300	16,473,492
Konami Group Corp	185,036	26,865,850
Nexon Co Ltd	683,859	16,274,572
Nintendo Co Ltd	2,035,790	126,067,433
Toho Co Ltd/Tokyo (c)	197,805	10,067,911
		195,749,258
Interactive Media & Services - 0.0%
LY Corp	5,033,549	12,888,010
Wireless Telecommunication Services - 0.5%
KDDI Corp	5,410,514	91,350,988
SoftBank Corp	53,053,070	72,112,868
SoftBank Group Corp	7,049,976	192,516,426
		355,980,282
TOTAL COMMUNICATION SERVICES		620,040,878
Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Aisin Corp	905,303	16,165,707
Bridgestone Corp	2,105,390	47,401,293
Denso Corp	3,217,500	44,642,055
Sumitomo Electric Industries Ltd	1,317,503	57,242,764
		165,451,819
Automobiles - 0.9%
Honda Motor Co Ltd	6,813,658	68,528,619
Isuzu Motors Ltd (c)	994,592	15,970,284
Nissan Motor Co Ltd (b)	4,159,825	10,139,009
Subaru Corp	1,076,778	23,116,456
Suzuki Motor Corp	2,894,928	39,404,018
Toyota Motor Corp	17,484,730	396,300,274
Yamaha Motor Co Ltd (c)	1,717,517	12,912,452
		566,371,112
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	3,503,355	20,741,760
Rakuten Group Inc (b)	2,824,660	16,882,983
Ryohin Keikaku Co Ltd	930,500	18,524,622
		56,149,365
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan (c)	1,989,940	34,836,704
Zensho Holdings Co Ltd	180,100	9,748,628
		44,585,332
Household Durables - 0.5%
Panasonic Holdings Corp	4,296,893	58,913,402
Sekisui House Ltd (c)	1,087,703	24,163,368
Sony Group Corp	11,341,600	250,058,566
		333,135,336
Leisure Products - 0.0%
Bandai Namco Holdings Inc	1,068,194	27,678,069
Shimano Inc (c)	139,290	15,877,329
		43,555,398
Specialty Retail - 0.3%
Fast Retailing Co Ltd	352,089	133,773,799
Nitori Holdings Co Ltd (c)	748,710	12,798,434
Sanrio Co Ltd (c)	332,500	10,216,060
ZOZO Inc	848,089	6,992,515
		163,780,808
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	1,285,149	30,849,887
TOTAL CONSUMER DISCRETIONARY		1,403,879,057
Consumer Staples - 0.6%
Beverages - 0.1%
Asahi Group Holdings Ltd (c)	2,797,151	29,144,520
Kirin Holdings Co Ltd	1,428,520	22,079,477
Suntory Beverage & Food Ltd	259,703	8,177,389
		59,401,386
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	4,105,634	56,108,917
Kobe Bussan Co Ltd	281,872	6,930,234
MatsukiyoCocokara & Co	609,400	9,757,645
Seven & i Holdings Co Ltd	3,836,416	54,939,799
Tsuruha Holdings Inc (c)	391,800	6,243,078
		133,979,673
Food Products - 0.1%
Ajinomoto Co Inc	1,667,830	37,934,619
Kikkoman Corp (c)	1,271,140	11,421,040
		49,355,659
Household Products - 0.0%
Unicharm Corp	2,089,691	12,684,516
Personal Care Products - 0.1%
Kao Corp	855,026	34,203,173
Shiseido Co Ltd (c)	749,175	12,726,681
		46,929,854
Tobacco - 0.1%
Japan Tobacco Inc	2,213,826	80,011,425
TOTAL CONSUMER STAPLES		382,362,513
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	4,984,564	41,822,540
Idemitsu Kosan Co Ltd	1,435,035	12,114,715
Inpex Corp	1,623,612	36,121,066
TOTAL ENERGY		90,058,321
Financials - 2.5%
Banks - 1.6%
Chiba Bank Ltd/The	1,052,694	14,175,590
Japan Post Bank Co Ltd	3,297,953	58,389,708
Mitsubishi UFJ Financial Group Inc	21,150,218	383,038,245
Mizuho Financial Group Inc	4,593,432	199,437,359
Resona Holdings Inc	3,827,489	44,629,043
Sumitomo Mitsui Financial Group Inc	6,760,016	237,888,012
Sumitomo Mitsui Trust Group Inc	1,169,314	39,053,684
Yokohama Financial Group Inc	1,921,188	17,429,232
		994,040,873
Capital Markets - 0.2%
Daiwa Securities Group Inc	2,455,651	23,856,754
Japan Exchange Group Inc	1,825,888	19,924,496
Nomura Holdings Inc	5,539,965	50,205,041
SBI Holdings Inc	1,033,830	23,273,867
		117,260,158
Financial Services - 0.1%
Mitsubishi HC Capital Inc	1,640,216	14,297,308
ORIX Corp	2,142,154	65,283,008
Sony Financial Group Inc (b)	11,302,600	11,356,644
		90,936,960
Insurance - 0.6%
Dai-ichi Life Holdings Inc	6,481,964	56,648,076
Japan Post Holdings Co Ltd	3,288,446	39,405,680
Japan Post Insurance Co Ltd	345,142	10,649,089
MS&AD Insurance Group Holdings Inc	2,372,945	60,456,906
Sompo Holdings Inc	1,636,462	56,432,618
T&D Holdings Inc	850,453	20,898,635
Tokio Marine Holdings Inc	3,389,224	126,325,019
		370,816,023
TOTAL FINANCIALS		1,573,054,014
Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	633,082	105,827,290
Olympus Corp	2,095,563	24,928,479
Sysmex Corp	940,887	8,902,924
Terumo Corp	2,452,748	32,085,040
		171,743,733
Health Care Technology - 0.0%
M3 Inc (c)	824,802	10,177,265
Pharmaceuticals - 0.6%
Astellas Pharma Inc	3,338,865	46,443,268
Chugai Pharmaceutical Co Ltd	1,238,824	70,762,532
Daiichi Sankyo Co Ltd	3,317,496	60,775,296
Eisai Co Ltd	481,597	13,426,653
Kyowa Kirin Co Ltd	443,821	7,182,409
Otsuka Holdings Co Ltd	800,703	47,811,427
Shionogi & Co Ltd	1,392,382	28,668,015
Takeda Pharmaceutical Co Ltd	2,935,920	99,937,878
		375,007,478
TOTAL HEALTH CARE		556,928,476
Industrials - 3.6%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (c)	543,649	5,234,150
Building Products - 0.1%
Agc Inc	364,996	13,440,890
Daikin Industries Ltd	485,882	58,223,424
		71,664,314
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	721,442	12,901,206
Secom Co Ltd	730,118	26,746,851
TOPPAN Holdings Inc	437,977	13,482,311
		53,130,368
Construction & Engineering - 0.1%
Kajima Corp	780,378	31,767,779
Obayashi Corp	1,172,885	26,427,047
Taisei Corp	270,102	26,860,105
		85,054,931
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	260,704	18,513,420
Fujikura Ltd	463,700	58,636,657
Mitsubishi Electric Corp	3,508,597	109,501,961
NIDEC CORP (c)	1,538,112	22,002,327
		208,654,365
Ground Transportation - 0.2%
Central Japan Railway Co	1,422,690	39,593,731
East Japan Railway Co	1,774,243	44,631,223
Hankyu Hanshin Holdings Inc	438,180	12,220,114
Seibu Holdings Inc	394,600	10,441,245
Tokyo Metro Co Ltd (c)	554,100	5,916,581
Tokyu Corp	940,275	10,605,131
West Japan Railway Co	748,760	15,283,877
		138,691,902
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	32,970	9,056,310
Hitachi Ltd	8,450,945	293,248,941
Sekisui Chemical Co Ltd	696,339	12,297,070
		314,602,321
Machinery - 0.9%
Daifuku Co Ltd (c)	594,327	21,267,659
Ebara Corp (c)	851,300	25,611,610
FANUC Corp	1,720,025	69,066,912
IHI Corp	1,896,500	43,723,908
Kawasaki Heavy Industries Ltd	278,200	23,144,385
Komatsu Ltd	1,753,464	67,114,226
Kubota Corp	1,800,267	27,563,535
Makita Corp	419,568	14,507,033
MINEBEA MITSUMI Inc	674,600	13,665,489
Mitsubishi Heavy Industries Ltd	5,911,580	174,060,204
SMC Corp	105,855	41,153,394
Toyota Industries Corp (c)	301,043	38,427,917
		559,306,272
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	656,500	9,455,534
Mitsui OSK Lines Ltd (c)	642,200	20,080,162
Nippon Yusen KK (c)	753,933	24,777,919
		54,313,615
Passenger Airlines - 0.0%
ANA Holdings Inc	300,351	5,831,964
Japan Airlines Co Ltd	271,426	5,129,138
		10,961,102
Professional Services - 0.2%
Recruit Holdings Co Ltd	2,595,783	136,729,710
Trading Companies & Distributors - 1.1%
ITOCHU Corp	10,962,555	140,348,916
Marubeni Corp	2,604,045	86,066,750
Mitsubishi Corp	5,946,303	157,971,535
Mitsui & Co Ltd	4,556,492	148,242,034
MonotaRO Co Ltd	469,508	6,333,170
Sumitomo Corp	2,010,669	81,651,442
Toyota Tsusho Corp	1,272,985	46,112,393
		666,726,240
TOTAL INDUSTRIALS		2,305,069,290
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	358,829	130,862,683
Kyocera Corp	2,363,424	35,246,721
Murata Manufacturing Co Ltd	3,075,083	62,472,026
Shimadzu Corp (c)	441,177	11,870,386
TDK Corp	3,578,835	46,178,531
Yokogawa Electric Corp	418,700	13,873,699
		300,504,046
IT Services - 0.3%
Fujitsu Ltd	3,246,680	90,211,545
NEC Corp	2,390,715	80,483,492
Nomura Research Institute Ltd	695,880	21,138,097
Obic Co Ltd	594,660	16,511,075
Otsuka Corp	427,164	8,451,642
TIS Inc	389,367	11,316,702
		228,112,553
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	1,413,228	232,905,015
Disco Corp	169,987	72,457,060
Kioxia Holdings Corp (b)	348,300	48,072,422
Lasertec Corp	147,695	33,931,077
Renesas Electronics Corp	3,274,883	54,446,426
SCREEN Holdings Co Ltd (c)	150,900	19,169,643
Tokyo Electron Ltd	826,358	220,190,595
		681,172,238
Software - 0.0%
Oracle Corp Japan	72,003	4,866,577
Trend Micro Inc/Japan (c)	238,845	9,337,117
		14,203,694
Technology Hardware, Storage & Peripherals - 0.1%
Canon Inc	1,595,328	48,294,855
Canon Inc ADR	1,310	39,863
FUJIFILM Holdings Corp	2,062,244	41,193,859
		89,528,577
TOTAL INFORMATION TECHNOLOGY		1,313,521,108
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	2,383,025	23,089,597
Mitsubishi Chemical Group Corp	2,378,684	15,677,550
Nippon Paint Holdings Co Ltd (c)	1,771,630	11,728,062
Nippon Sanso Holdings Corp	324,286	9,823,293
Nitto Denko Corp (c)	1,246,450	27,593,291
Shin-Etsu Chemical Co Ltd	3,110,485	102,287,010
Toray Industries Inc	2,542,619	18,704,909
		208,903,712
Metals & Mining - 0.1%
JFE Holdings Inc	1,055,090	14,221,489
JX Advanced Metals Corp	1,033,100	16,932,400
Nippon Steel Corp	8,908,095	37,120,499
Sumitomo Metal Mining Co Ltd	455,232	25,724,443
		93,998,831
TOTAL MATERIALS		302,902,543
Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	14,570	13,509,919
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	533,305	10,824,717
Daiwa House Industry Co Ltd	1,032,108	35,079,401
Hulic Co Ltd	855,372	10,164,313
Mitsubishi Estate Co Ltd	1,959,612	49,889,321
Mitsui Fudosan Co Ltd	4,868,630	55,604,184
Sumitomo Realty & Development Co Ltd	1,120,458	31,095,678
		192,657,614
TOTAL REAL ESTATE		206,167,533
Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	1,254,295	18,227,639
Kansai Electric Power Co Inc/The	1,744,999	27,827,976
		46,055,615
Gas Utilities - 0.1%
Osaka Gas Co Ltd	660,318	24,721,391
Tokyo Gas Co Ltd	580,339	25,672,014
		50,393,405
TOTAL UTILITIES		96,449,020
TOTAL JAPAN		8,850,432,753
KOREA (SOUTH) - 4.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	383,731	4,232,142
Entertainment - 0.0%
HYBE Co Ltd	42,581	10,977,435
Krafton Inc (b)	53,320	9,335,493
		20,312,928
Interactive Media & Services - 0.2%
Kakao Corp	568,780	24,072,772
NAVER Corp	259,938	49,273,779
		73,346,551
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	192,667	9,633,810
TOTAL COMMUNICATION SERVICES		107,525,431
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	136,650	5,981,316
Hyundai Mobis Co Ltd	109,903	34,014,908
		39,996,224
Automobiles - 0.2%
Hyundai Motor Co	246,426	84,931,724
Kia Corp	435,377	45,796,620
		130,728,344
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	356,235	9,935,115
Hanjin Kal Corp (b)(c)	43,228	3,364,127
		13,299,242
Household Durables - 0.0%
Coway Co Ltd (b)	99,751	5,734,515
LG Electronics Inc	197,192	13,470,272
		19,204,787
TOTAL CONSUMER DISCRETIONARY		203,228,597
Consumer Staples - 0.0%
Food Products - 0.0%
Samyang Foods Co Ltd	7,775	6,324,058
Personal Care Products - 0.0%
Amorepacific Corp	53,466	5,115,411
APR Corp/Korea	45,178	8,408,222
LG H&H Co Ltd (c)	17,474	3,161,805
		16,685,438
Tobacco - 0.0%
KT&G Corp	178,638	18,950,727
TOTAL CONSUMER STAPLES		41,960,223
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	79,908	12,889,009
S-Oil Corp (b)	83,037	6,061,513
SK Innovation Co Ltd	125,692	9,703,738
TOTAL ENERGY		28,654,260
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	511,494	35,292,956
Industrial Bank of Korea	501,464	7,656,440
KakaoBank Corp	309,529	4,885,964
KB Financial Group Inc	667,568	61,995,855
Shinhan Financial Group Co Ltd	803,632	46,600,449
Woori Financial Group Inc	1,213,186	25,296,834
		181,728,498
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	77,362	11,491,808
Mirae Asset Securities Co Ltd	371,760	10,954,995
NH Investment & Securities Co Ltd	265,082	4,942,662
		27,389,465
Financial Services - 0.0%
Meritz Financial Group Inc	146,717	11,792,133
Insurance - 0.1%
DB Insurance Co Ltd	85,621	8,416,145
Samsung Fire & Marine Insurance Co Ltd	54,983	18,988,015
Samsung Life Insurance Co Ltd	147,177	19,103,093
		46,507,253
TOTAL FINANCIALS		267,417,349
Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	73,900	21,038,167
Celltrion Inc	276,644	40,045,522
		61,083,689
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)(c)	218,772	8,369,473
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(d)(e)	21,299	25,619,347
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (b)	57,519	4,678,501
Yuhan Corp (b)	105,335	7,841,694
		12,520,195
TOTAL HEALTH CARE		107,592,704
Industrials - 0.9%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	61,789	55,369,159
Hanwha Systems Co Ltd (b)(c)	140,581	9,128,322
Korea Aerospace Industries Ltd	134,471	15,600,056
LIG Nex1 Co Ltd (b)	24,577	8,157,152
		88,254,689
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	68,946	11,501,059
Electrical Equipment - 0.4%
Doosan Enerbility Co Ltd (b)	826,785	51,633,813
Ecopro BM Co Ltd (b)(c)	91,487	14,630,554
Ecopro Co Ltd (c)	187,690	21,023,640
HD Hyundai Electric Co Ltd	43,121	26,424,331
Hyosung Heavy Industries Corp	10,402	18,663,987
LG Energy Solution Ltd (b)(c)	86,176	23,641,924
LS Electric Co Ltd (b)	27,783	10,839,493
POSCO Future M Co Ltd (b)(c)	66,040	10,174,147
		177,031,889
Industrial Conglomerates - 0.2%
Doosan Co Ltd	13,814	8,103,309
LG Corp	167,546	10,590,508
Samsung C&T Corp	156,505	32,525,871
SK Inc	67,667	15,555,579
SK Square Co Ltd (b)	171,094	67,223,798
		133,999,065
Machinery - 0.2%
Doosan Bobcat Inc	96,468	3,909,975
Hanwha Ocean Co Ltd (b)	254,036	24,252,608
HD Hyundai Heavy Industries Co Ltd	67,665	26,819,171
HD Hyundai Marine Solution Co Ltd	28,987	3,664,511
HD Korea Shipbuilding & Offshore Engineering Co Ltd	78,104	22,261,898
Hyundai Rotem Co Ltd	140,640	22,345,660
Samsung Heavy Industries Co Ltd (b)	1,296,267	26,314,382
		129,568,205
Marine Transportation - 0.0%
Hanjin Shipping Co Ltd (b)(f)	12	0
HMM Co Ltd	438,765	6,048,886
		6,048,886
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (b)	338,788	5,441,233
Trading Companies & Distributors - 0.0%
Posco International Corp	96,502	4,150,824
TOTAL INDUSTRIALS		555,995,850
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	550,831	4,406,731
Samsung Electro-Mechanics Co Ltd	104,289	20,056,545
Samsung SDI Co Ltd	111,319	29,925,906
		54,389,182
IT Services - 0.0%
Samsung SDS Co Ltd	78,797	9,401,998
Semiconductors & Semiconductor Equipment - 1.0%
Hanmi Semiconductor Co Ltd (c)	79,131	11,509,130
SK Hynix Inc	1,007,207	631,096,871
		642,606,001
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	8,736,166	966,516,612
TOTAL INFORMATION TECHNOLOGY		1,672,913,793
Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	90,870	19,448,922
Metals & Mining - 0.1%
POSCO Holdings Inc	134,053	31,916,620
TOTAL MATERIALS		51,365,542
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	473,044	18,930,327
TOTAL KOREA (SOUTH)		3,055,584,076
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,581,766	5,948,227
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,841,927	6,274,264
Gulf Bank KSCP	3,792,368	4,260,394
Kuwait Finance House KSCP	20,740,193	54,568,792
National Bank of Kuwait SAKP	15,573,275	48,225,935
Warba Bank KSCP	4,144,395	3,819,159
TOTAL FINANCIALS		117,148,544
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,235,817	4,044,273
TOTAL KUWAIT		127,141,044
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	403,073	7,133,293
Reinet Investments SCA (South Africa)	258,344	8,773,927
TOTAL FINANCIALS		15,907,220
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	220,712	17,826,853
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	865,185	47,154,653
TOTAL LUXEMBOURG		80,888,726
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	3,612,239	18,403,133
Sands China Ltd	4,515,265	9,843,059

TOTAL MACAU		28,246,192
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	2,179,499	4,367,844
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	5,065,015	2,955,235
CELCOMDIGI BHD	6,443,800	5,328,967
Maxis Bhd	4,342,500	4,208,105
		12,492,307
TOTAL COMMUNICATION SERVICES		16,860,151
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	6,086,150	2,825,381
Petronas Dagangan Bhd	541,700	2,913,252
TOTAL CONSUMER DISCRETIONARY		5,738,633
Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,606,700	4,662,794
Kuala Lumpur Kepong Bhd	927,285	4,587,026
Nestle Malaysia Bhd	128,300	3,645,256
QL Resources Bhd	3,060,150	3,120,701
SD Guthrie Bhd	3,843,724	5,694,406
TOTAL CONSUMER STAPLES		21,710,183
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,479,100	7,328,817
CIMB Group Holdings Bhd	14,856,988	32,337,128
Hong Leong Bank Bhd	1,195,800	7,826,393
Malayan Banking Bhd	11,146,068	33,364,689
Public Bank Bhd	26,785,500	33,091,168
RHB Bank Bhd	3,298,576	7,070,767
TOTAL FINANCIALS		121,018,962
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,069,100	9,248,893
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	8,549,477	9,586,172
Industrial Conglomerates - 0.0%
Sunway Bhd	4,548,400	6,646,064
Marine Transportation - 0.0%
MISC Bhd	2,445,200	4,962,354
TOTAL INDUSTRIALS		21,194,590
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	4,500,300	3,687,460
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	6,931,000	13,292,329
TOTAL MATERIALS		16,979,789
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	4,815,525	17,029,026
Gas Utilities - 0.0%
Petronas Gas Bhd	1,456,000	6,788,757
Multi-Utilities - 0.0%
YTL Corp Bhd	5,455,000	2,878,336
YTL Corp Bhd warrants 6/2/2028 (b)	1,212,600	214,863
YTL Power International Bhd	5,648,400	4,628,192
YTL Power International Bhd warrants 6/2/2028 (b)	952,180	236,603
		7,957,994
TOTAL UTILITIES		31,775,777
TOTAL MALAYSIA		244,526,978
MEXICO - 0.7%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	33,435,146	34,456,797
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV (c)	961,062	10,830,370
Coca-Cola Femsa SAB de CV unit	976,675	10,214,961
Fomento Economico Mexicano SAB de CV unit	3,162,100	33,003,379
		54,048,710
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV (c)	638,500	4,383,202
Wal-Mart de Mexico SAB de CV Series V	9,569,700	30,369,396
		34,752,598
Food Products - 0.0%
Gruma SAB de CV Series B	292,565	5,268,212
Grupo Bimbo SAB de CV (c)	2,448,100	8,503,072
Sigma Foods SAB de CV (c)	6,537,358	6,460,298
		20,231,582
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A (c)	2,741,100	6,071,640
TOTAL CONSUMER STAPLES		115,104,530
Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,667,400	52,765,977
Grupo Financiero Inbursa SAB de CV Series O (c)	2,828,600	7,076,356
TOTAL FINANCIALS		59,842,333
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (c)	1,033,400	7,034,996
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	517,900	7,537,644
Grupo Aeroportuario del Pacifico SAB de CV Series B	719,640	19,758,392
Grupo Aeroportuario del Sureste SAB de CV Series B (c)	335,585	11,610,097
Promotora y Operadora de Infraestructura SAB de CV	347,735	5,437,289
		44,343,422
TOTAL INDUSTRIALS		51,378,418
Materials - 0.3%
Construction Materials - 0.1%
Cemex SAB de CV unit	27,876,840	34,582,850
Metals & Mining - 0.2%
Fresnillo PLC	407,774	20,656,329
Grupo Mexico SAB de CV Series B	5,743,923	63,779,369
Industrias Penoles SAB de CV (b)	366,540	21,242,373
Southern Copper Corp (c)	166,040	31,600,733
		137,278,804
TOTAL MATERIALS		171,861,654
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,189,400	8,070,948
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV (c)	1,995,470	9,168,931
TOTAL REAL ESTATE		17,239,879
TOTAL MEXICO		449,883,611
NETHERLANDS - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	7,151,792	35,026,007
Entertainment - 0.1%
Universal Music Group NV	2,025,988	49,672,269
TOTAL COMMUNICATION SERVICES		84,698,276
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	237,333	17,526,402
Heineken NV	530,536	43,795,569
		61,321,971
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,652,523	64,562,646
Food Products - 0.0%
JDE Peet's NV	319,030	11,957,489
Magnum Ice Cream Co NV/The	901,263	16,018,272
		27,975,761
TOTAL CONSUMER STAPLES		153,860,378
Financials - 0.6%
Banks - 0.4%
ABN AMRO Bank NV depository receipt (d)(e)	1,075,883	39,610,753
ING Groep NV	5,577,481	164,485,077
		204,095,830
Capital Markets - 0.0%
Euronext NV (c)(e)	140,153	19,586,769
Financial Services - 0.1%
Adyen NV (b)(d)(e)	46,461	68,894,471
EXOR NV	170,956	14,002,610
		82,897,081
Insurance - 0.1%
ASR Nederland NV	289,269	20,977,705
NN Group NV	497,301	39,365,190
		60,342,895
TOTAL FINANCIALS		366,922,575
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	113,551	95,493,151
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	1,419,643	40,766,231
TOTAL HEALTH CARE		136,259,382
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (c)	203,750	7,272,019
Wolters Kluwer NV	427,501	40,143,671
		47,415,690
Trading Companies & Distributors - 0.0%
IMCD NV	110,652	10,332,891
TOTAL INDUSTRIALS		57,748,581
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	86,370	72,668,387
ASML Holding NV	716,016	1,026,699,668
BE Semiconductor Industries NV	134,399	26,206,471
		1,125,574,526
Software - 0.1%
Nebius Group NV Class A (b)(c)	391,047	33,313,294
Nebius Group NV Class A (Russia) (b)(f)	371,380	0
		33,313,294
TOTAL INFORMATION TECHNOLOGY		1,158,887,820
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	313,658	21,974,030
TOTAL NETHERLANDS		1,980,351,042
NEW ZEALAND - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,747,132	11,655,586
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	1,079,488	25,289,933
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,123,504	15,534,266
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)(c)	303,043	19,783,499
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,609,241	9,059,439
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,453,303	8,345,806
TOTAL UTILITIES		17,405,245
TOTAL NEW ZEALAND		89,668,529
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,132,485	19,050,159
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	852,045	19,588,055
Orkla ASA	1,281,612	15,197,559
Salmar ASA	125,087	7,442,485
TOTAL CONSUMER STAPLES		42,228,099
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	590,413	17,251,671
Equinor ASA	1,411,953	37,951,219
Equinor ASA ADR	37	993
TOTAL ENERGY		55,203,883
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,637,466	47,047,074
Insurance - 0.0%
Gjensidige Forsikring ASA	373,163	10,609,213
TOTAL FINANCIALS		57,656,287
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	810,201	27,808,727
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,548,008	22,620,921
TOTAL NORWAY		224,568,076
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	124,203	44,319,357
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	307,039	10,519,156
TOTAL PERU		54,838,513
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	138,715	3,163,661
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	913,900	3,179,592
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,465,140	7,292,246
BDO Unibank Inc	4,465,757	10,231,697
Metropolitan Bank & Trust Co	3,292,301	4,078,883
TOTAL FINANCIALS		21,602,826
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	453,055	3,890,633
SM Investments Corp	416,615	4,949,391
		8,840,024
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,880,870	20,493,336
TOTAL INDUSTRIALS		29,333,360
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	12,055,070	4,347,579
SM Prime Holdings Inc	19,190,475	7,034,906
TOTAL REAL ESTATE		11,382,485
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	530,010	5,307,071
TOTAL PHILIPPINES		73,968,995
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	121,894	8,913,048
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	1,472,807	12,112,418
Specialty Retail - 0.0%
CCC SA (b)(c)	99,325	3,293,128
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,083	11,520,110
TOTAL CONSUMER DISCRETIONARY		26,925,656
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	912,442	9,648,310
Zabka Group SA (b)(c)	737,472	4,483,365
TOTAL CONSUMER STAPLES		14,131,675
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	1,069,339	32,492,496
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (b)	1,116,973	5,407,243
Bank Polska Kasa Opieki SA	337,366	20,585,688
mBank SA (b)	27,846	8,135,139
Powszechna Kasa Oszczednosci Bank Polski SA	1,610,838	41,973,370
Santander Bank Polska SA	74,649	11,748,866
		87,850,306
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,110,862	21,910,839
TOTAL FINANCIALS		109,761,145
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	458,014	7,166,371
Construction & Engineering - 0.0%
Budimex SA (c)	23,307	4,518,396
TOTAL INDUSTRIALS		11,684,767
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (b)	260,352	24,335,181
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	1,646,805	4,653,510
TOTAL POLAND		232,897,478
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	526,701	12,430,311
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	765,532	15,181,193
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	14,099,016	15,281,698
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,771,584	29,534,096
TOTAL PORTUGAL		72,427,298
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,774,547	6,920,782
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,094,518	4,659,442
Qatar Gas Transport Co Ltd	5,302,327	6,990,159
TOTAL ENERGY		11,649,601
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,365,794	7,095,427
Commercial Bank of Qatar	6,007,181	7,836,888
Dukhan Bank	3,325,325	3,255,001
Qatar International Islamic Bank QSC	1,806,304	5,660,513
Qatar Islamic Bank QPSC	3,347,119	22,982,141
Qatar National Bank QPSC	8,679,504	47,199,720
TOTAL FINANCIALS		94,029,690
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,850,542	9,958,499
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	10,400,561	3,125,024
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	3,862,441	2,903,461
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	799,788	3,360,823
TOTAL QATAR		131,947,880
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,135,275	10,338,532
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	51,978	0
VK IPJSC GDR (b)(d)(f)	68,289	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	12,146,244	2
Gazprom PJSC ADR (b)(f)	1,078,053	11
LUKOIL PJSC (b)(f)	451,803	0
Rosneft Oil Co PJSC (b)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (b)(d)(f)	214,392	2
Surgutneftegas PAO (b)(f)	6,111,900	1
Surgutneftegas PAO ADR (b)(f)	214,357	2
Tatneft PJSC (b)(f)	1,520,327	0
TOTAL ENERGY		18
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	13,066,303	2
VTB Bank PJSC (b)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	1,699,470	0
TKS Holding MKPAO JSC (b)(f)	5,907	0
		0
TOTAL FINANCIALS		2
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (b)(f)	6,655,600	2
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	85,403	1
Novolipetsk Steel PJSC (b)(f)	1,805,640	0
Polyus PJSC (b)(f)	413,530	0
Severstal PAO (b)(f)	245,384	0
Severstal PAO GDR (b)(d)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (b)(f)	3,455,150	0
		3
TOTAL MATERIALS		3
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	42,112,900	6
TOTAL RUSSIA		29
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,766,216	44,583,675
Media - 0.0%
Saudi Research & Media Group (b)	66,943	2,138,207
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	703,009	13,195,359
TOTAL COMMUNICATION SERVICES		59,917,241
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	1,054,580	4,642,098
Specialty Retail - 0.0%
Jarir Marketing Co	1,093,206	4,159,237
TOTAL CONSUMER DISCRETIONARY		8,801,335
Consumer Staples - 0.0%
Food Products - 0.0%
Almarai Co JSC	913,728	10,743,436
Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	631,327	3,236,841
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	11,334,279	77,965,286
TOTAL ENERGY		81,202,127
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	3,676,891	105,090,442
Alinma Bank	2,335,725	17,735,742
Arab National Bank	1,670,051	10,152,015
Bank Al-Jazira	1,238,290	4,136,767
Bank AlBilad	1,367,571	9,691,534
Banque Saudi Fransi	2,278,745	10,966,312
Riyad Bank	2,788,668	20,892,519
Saudi Awwal Bank	1,923,427	18,297,351
Saudi Investment Bank/The	1,119,246	4,177,739
Saudi National Bank/The	5,521,515	66,039,716
		267,180,137
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	90,232	3,866,020
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	151,542	6,666,604
Co for Cooperative Insurance/The	134,396	4,909,018
		11,575,622
TOTAL FINANCIALS		282,621,779
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	64,163	2,121,260
Dr Sulaiman Al Habib Medical Services Group Co	164,082	11,444,224
Mouwasat Medical Services Co	178,360	3,309,744
TOTAL HEALTH CARE		16,875,228
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	65,512	3,149,229
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	44,533	2,783,089
Elm Co	44,825	9,274,056
TOTAL INFORMATION TECHNOLOGY		12,057,145
Materials - 0.2%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	441,506	14,714,120
Sahara International Petrochemical Co	669,046	2,732,766
Saudi Basic Industries Corp	1,677,778	25,430,367
Yanbu National Petrochemical Co	505,115	3,636,149
		46,513,402
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	2,555,877	52,675,312
TOTAL MATERIALS		99,188,714
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	977,994	4,855,160
Makkah Construction & Development Co	179,385	4,323,567
TOTAL REAL ESTATE		9,178,727
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	1,542,025	5,920,270
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	287,152	14,339,609
TOTAL UTILITIES		20,259,879
TOTAL SAUDI ARABIA		603,994,840
SINGAPORE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	13,680,918	49,370,207
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	705,266	82,156,436
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	3,928,301	182,812,216
Oversea-Chinese Banking Corp Ltd	6,245,291	104,227,284
United Overseas Bank Ltd	2,312,115	69,685,206
		356,724,706
Capital Markets - 0.0%
Singapore Exchange Ltd	1,571,490	21,779,238
TOTAL FINANCIALS		378,503,944
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	2,906,597	22,391,833
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	4,349,383	18,702,347
Industrial Conglomerates - 0.1%
Keppel Ltd	2,663,357	22,883,808
Passenger Airlines - 0.0%
Singapore Airlines Ltd	2,847,539	14,214,191
TOTAL INDUSTRIALS		78,192,179
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	1,246,508	35,217,363
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	11,140,687	20,930,935
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	7,152,515	16,024,422
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,251,599	10,293,943
TOTAL REAL ESTATE		47,249,300
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,672,800	7,929,395
TOTAL SINGAPORE		678,618,824
SOUTH AFRICA - 1.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	3,211,982	35,667,696
Vodacom Group Ltd	1,171,554	10,806,845
TOTAL COMMUNICATION SERVICES		46,474,541
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	1,444,318	88,428,748
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	6,319,786	10,326,378
TOTAL CONSUMER DISCRETIONARY		98,755,126
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Bid Corp Ltd	616,586	15,246,881
Clicks Group Ltd	438,892	8,743,865
Shoprite Holdings Ltd	880,992	14,535,486
TOTAL CONSUMER STAPLES		38,526,232
Financials - 0.4%
Banks - 0.2%
Absa Group Ltd	1,564,440	24,651,766
Capitec Bank Holdings Ltd	160,748	43,159,836
Nedbank Group Ltd	860,895	13,971,290
Standard Bank Group Ltd	2,429,929	44,657,188
		126,440,080
Financial Services - 0.1%
FirstRand Ltd	9,304,598	53,072,087
Remgro Ltd	909,085	10,287,903
		63,359,990
Insurance - 0.1%
Discovery Ltd	1,064,655	15,316,103
OUTsurance Group Ltd	1,598,341	6,980,909
Sanlam Ltd	3,317,471	20,782,759
		43,079,771
TOTAL FINANCIALS		232,879,841
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	606,672	8,778,347
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd (b)	1,072,925	7,578,376
Metals & Mining - 0.5%
Anglo American PLC	2,063,780	95,692,967
Gold Fields Ltd	1,651,049	81,652,085
Harmony Gold Mining Co Ltd	1,056,270	22,444,227
Impala Platinum Holdings Ltd	1,668,045	31,091,107
Northam Platinum Holdings Ltd	664,077	15,821,942
Sibanye Stillwater Ltd (b)(c)	5,219,967	22,719,437
Valterra Platinum Ltd	489,305	43,963,151
		313,384,916
TOTAL MATERIALS		320,963,292
TOTAL SOUTH AFRICA		746,377,379
SPAIN - 2.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)(e)	908,188	28,090,409
Telefonica SA (c)	6,787,860	27,479,305
TOTAL COMMUNICATION SERVICES		55,569,714
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A (c)	828,865	55,572,639
Specialty Retail - 0.2%
Industria de Diseno Textil SA	2,011,180	130,867,751
TOTAL CONSUMER DISCRETIONARY		186,440,390
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,078,007	40,939,035
Financials - 1.2%
Banks - 1.2%
Banco Bilbao Vizcaya Argentaria SA	10,635,029	269,956,124
Banco de Sabadell SA	9,243,659	36,212,790
Banco Santander SA	27,473,597	350,784,785
Banco Santander SA ADR	2,284	29,121
Bankinter SA	1,240,919	21,210,715
CaixaBank SA	7,196,949	95,001,091
		773,194,626
Insurance - 0.0%
Mapfre SA	1,732,716	7,923,849
TOTAL FINANCIALS		781,118,475
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (c)	554,733	7,094,994
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	327,331	36,724,371
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	330,890	181,990
		36,906,361
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	1,382,204	42,975,114
TOTAL INDUSTRIALS		79,881,475
Utilities - 0.5%
Electric Utilities - 0.5%
Acciona SA	45,259	9,731,703
Endesa SA	587,640	21,656,022
Iberdrola SA	11,726,095	263,634,879
Iberdrola SA	162,663	3,648,978
Redeia Corp SA (c)	743,038	12,841,148
		311,512,730
Gas Utilities - 0.0%
Naturgy Energy Group SA	446,151	14,003,818
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	573,135	8,695,879
TOTAL UTILITIES		334,212,427
TOTAL SPAIN		1,485,256,510
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	4,341,231	19,762,775
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	1,009,215	18,462,148
TOTAL COMMUNICATION SERVICES		38,224,923
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	244,059	15,853,217
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	906,451	18,149,373
TOTAL CONSUMER DISCRETIONARY		34,002,590
Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	1,108,826	32,763,739
Financials - 0.6%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,801,198	60,175,048
Svenska Handelsbanken AB A Shares	2,693,666	42,465,811
Swedbank AB A1 Shares	1,569,759	61,098,562
		163,739,421
Capital Markets - 0.0%
EQT AB (c)	910,159	34,536,485
Financial Services - 0.3%
Industrivarden AB A Shares	209,406	10,461,484
Industrivarden AB C Shares	293,979	14,712,977
Investor AB A Shares	427,256	16,346,769
Investor AB B Shares	2,941,788	113,345,118
L E Lundbergforetagen AB B Shares	143,020	8,509,750
		163,376,098
TOTAL FINANCIALS		361,652,004
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	361,421	13,673,744
Industrials - 1.0%
Aerospace & Defense - 0.1%
Saab AB B Shares	590,901	46,103,807
Building Products - 0.1%
Assa Abloy AB B Shares	1,847,513	74,702,215
Nibe Industrier AB B Shares	2,832,165	10,842,192
		85,544,407
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	901,876	14,893,737
Construction & Engineering - 0.0%
Skanska AB B Shares	626,119	19,041,890
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	268,340	6,690,801
Lifco AB B Shares	426,384	14,657,175
		21,347,976
Machinery - 0.8%
Alfa Laval AB	532,344	30,921,671
Atlas Copco AB A Shares	4,958,812	102,261,603
Atlas Copco AB B Shares	2,874,083	51,673,802
Epiroc AB A Shares	1,217,713	34,136,380
Epiroc AB B Shares	716,308	17,868,497
Indutrade AB	508,076	11,921,177
Sandvik AB	1,968,678	77,735,907
SKF AB B Shares	635,906	16,605,303
Trelleborg AB B Shares	370,755	14,984,204
Volvo AB B Shares	2,931,548	106,524,916
		464,633,460
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	474,253	15,482,770
Beijer Ref AB B Shares	742,246	10,570,183
		26,052,953
TOTAL INDUSTRIALS		677,618,230
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	5,162,104	55,906,439
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	3,823,231	43,107,074
TOTAL INFORMATION TECHNOLOGY		99,013,513
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	523,927	36,855,757
Paper & Forest Products - 0.0%
Holmen AB B Shares	130,597	4,893,997
Svenska Cellulosa AB SCA B Shares	1,135,908	14,225,152
		19,119,149
TOTAL MATERIALS		55,974,906
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	1,348,358	10,148,069
Sagax AB B Shares	409,183	9,026,602
TOTAL REAL ESTATE		19,174,671
TOTAL SWEDEN		1,332,098,320
SWITZERLAND - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	47,787	39,160,552
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	162,976	9,971,884
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	991,451	192,450,266
Swatch Group AG/The (c)	53,354	12,630,208
Swatch Group AG/The (c)	1,488	70,641
		205,151,115
TOTAL CONSUMER DISCRETIONARY		215,122,999
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (c)	6,664	11,654,780
Chocoladefabriken Lindt & Spruengli AG	199	29,346,098
Chocoladefabriken Lindt & Spruengli AG	1,717	24,565,060
TOTAL CONSUMER STAPLES		65,565,938
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise	55,540	7,515,017
Capital Markets - 0.7%
Julius Baer Group Ltd	379,011	31,681,897
Partners Group Holding AG	41,827	56,811,784
UBS Group AG	5,857,178	275,716,588
		364,210,269
Insurance - 0.4%
Helvetia Baloise Holding AG	146,626	37,118,826
Swiss Life Holding AG	52,663	57,659,871
Zurich Insurance Group AG	270,311	192,305,185
		287,083,882
TOTAL FINANCIALS		658,809,168
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	93,248	25,520,433
Straumann Holding AG	205,528	24,718,806
		50,239,239
Life Sciences Tools & Services - 0.1%
Lonza Group AG	129,463	87,963,666
Pharmaceuticals - 0.2%
Galderma Group AG	285,040	53,131,166
Sandoz Group AG	771,086	61,024,567
		114,155,733
TOTAL HEALTH CARE		252,358,638
Industrials - 0.7%
Building Products - 0.1%
Belimo Holding AG	18,059	19,739,803
Geberit AG	62,500	47,668,327
		67,408,130
Electrical Equipment - 0.4%
ABB Ltd	2,891,968	248,992,928
Machinery - 0.1%
Schindler Holding AG	43,772	16,109,093
Schindler Holding AG participation certificate	74,974	28,920,829
VAT Group AG (d)(e)	49,757	32,259,502
		77,289,424
Marine Transportation - 0.0%
Kuehne + Nagel International AG	88,649	20,492,305
Professional Services - 0.1%
SGS SA	304,764	36,585,084
TOTAL INDUSTRIALS		450,767,871
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	280,613	24,189,961
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	316,667	24,970,335
EMS-Chemie Holding AG	13,075	10,165,028
Givaudan SA	17,015	65,766,536
Sika AG	280,765	53,876,177
TOTAL MATERIALS		154,778,076
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	147,890	25,118,630
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	39,023	7,364,925
TOTAL SWITZERLAND		1,893,236,758
TAIWAN - 6.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	6,979,400	29,506,689
Entertainment - 0.0%
International Games System Co Ltd	422,000	9,572,374
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,318,000	9,334,338
Taiwan Mobile Co Ltd	3,285,400	10,980,824
		20,315,162
TOTAL COMMUNICATION SERVICES		59,394,225
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,249,513	3,150,169
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	322,000	4,355,901
Specialty Retail - 0.0%
Hotai Motor Co Ltd	567,180	9,774,938
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	364,420	4,583,391
Feng TAY Enterprise Co Ltd	906,710	2,763,361
		7,346,752
TOTAL CONSUMER DISCRETIONARY		24,627,760
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,069,000	7,230,524
Food Products - 0.0%
Uni-President Enterprises Corp	8,816,620	20,026,981
TOTAL CONSUMER STAPLES		27,257,505
Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	13,299,697	8,595,401
CTBC Financial Holding Co Ltd	30,715,255	49,529,748
E.Sun Financial Holding Co Ltd	26,713,660	28,266,632
First Financial Holding Co Ltd	21,028,513	19,186,478
Hua Nan Financial Holdings Co Ltd	16,504,522	17,307,134
Mega Financial Holding Co Ltd	21,722,131	26,701,051
Shanghai Commercial & Savings Bank Ltd/The	7,227,811	9,044,782
SinoPac Financial Holdings Co Ltd	22,530,455	20,414,098
Taiwan Business Bank	13,699,971	6,683,971
Taiwan Cooperative Financial Holding Co Ltd	19,941,430	14,877,892
TS Financial Holding Co Ltd	38,797,046	27,900,933
		228,508,120
Financial Services - 0.1%
Chailease Holding Co Ltd	2,877,726	9,481,498
Yuanta Financial Holding Co Ltd	19,417,606	26,482,748
		35,964,246
Insurance - 0.2%
Cathay Financial Holding Co Ltd	17,538,184	41,893,840
Fubon Financial Holding Co Ltd	15,453,664	44,503,028
KGI Financial Holding Co Ltd	29,070,477	16,623,542
		103,020,410
TOTAL FINANCIALS		367,492,776
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	556,304	13,570,540
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	1,877,000	9,841,390
TOTAL HEALTH CARE		23,411,930
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	323,000	13,302,709
Fortune Electric Co Ltd	291,460	8,956,636
Teco Electric and Machinery Co Ltd	2,205,000	5,714,208
		27,973,553
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	6,089,032	5,362,746
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	2,021,221	11,910,252
Wan Hai Lines Ltd	1,277,050	2,973,647
Yang Ming Marine Transport Corp	3,328,000	5,630,135
		20,514,034
Passenger Airlines - 0.0%
China Airlines Ltd	4,896,000	3,443,409
Eva Airways Corp	5,133,000	6,081,869
		9,525,278
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,619,000	3,135,741
TOTAL INDUSTRIALS		66,511,352
Information Technology - 5.6%
Communications Equipment - 0.1%
Accton Technology Corp	930,000	32,851,259
Electronic Equipment, Instruments & Components - 0.7%
Chroma ATE Inc	705,000	21,888,167
Chunghwa Picture Tubes Ltd (b)(f)	551	0
Delta Electronics Inc	3,593,383	138,885,704
E Ink Holdings Inc	1,610,000	8,926,026
Elite Material Co Ltd	552,000	30,516,078
Gold Circuit Electronics Ltd	594,000	13,191,636
Hon Hai Precision Industry Co Ltd	23,171,593	161,867,139
Innolux Corp	13,937,805	9,625,983
Largan Precision Co Ltd	187,000	14,277,523
Lotes Co Ltd	160,000	7,248,535
Unimicron Technology Corp	2,447,876	29,352,798
Yageo Corp	3,052,728	26,837,701
Zhen Ding Technology Holding Ltd	1,348,230	8,350,355
		470,967,645
Semiconductors & Semiconductor Equipment - 4.5%
Alchip Technologies Ltd	143,000	14,157,294
ASE Technology Holding Co Ltd	6,111,943	56,652,386
ASPEED Technology Inc	55,000	15,472,834
eMemory Technology Inc	119,000	6,899,097
Global Unichip Corp	162,000	13,446,539
Globalwafers Co Ltd	495,000	7,793,917
Jentech Precision Industrial Co Ltd	159,000	14,305,718
King Yuan Electronics Co Ltd	2,024,000	18,980,010
MediaTek Inc	2,809,989	156,679,254
Novatek Microelectronics Corp	1,075,000	12,771,266
Realtek Semiconductor Corp	906,744	13,889,141
Taiwan Semiconductor Manufacturing Co Ltd	45,447,000	2,505,471,067
United Microelectronics Corp	20,823,000	41,307,957
Vanguard International Semiconductor Corp	2,065,334	9,389,369
		2,887,215,849
Technology Hardware, Storage & Peripherals - 0.3%
Advantech Co Ltd	893,303	8,475,978
Asia Vital Components Co Ltd	608,000	28,122,287
Asustek Computer Inc	1,289,422	20,261,470
Catcher Technology Co Ltd	985,000	6,256,693
Compal Electronics Inc	7,881,394	8,177,274
Gigabyte Technology Co Ltd	1,009,000	7,448,028
Inventec Corp	5,081,209	7,243,922
King Slide Works Co Ltd	107,000	10,644,068
Lite-On Technology Corp	3,621,053	18,813,645
Pegatron Corp	3,749,652	8,279,764
Quanta Computer Inc	4,969,000	44,077,934
Wistron Corp	5,546,000	22,928,972
Wiwynn Corp	205,000	23,217,963
		213,947,998
TOTAL INFORMATION TECHNOLOGY		3,604,982,751
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,583,620	8,833,084
Formosa Plastics Corp	7,140,640	10,700,215
Nan Ya Plastics Corp	9,494,980	22,831,268
		42,364,567
Construction Materials - 0.0%
Asia Cement Corp	4,345,785	4,839,358
TCC Group Holdings Co Ltd	12,755,302	10,668,144
		15,507,502
Metals & Mining - 0.0%
China Steel Corp	22,006,421	14,466,442
TOTAL MATERIALS		72,338,511
TOTAL TAIWAN		4,246,016,810
THAILAND - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	8,968,153	3,297,324
True Corp PCL depository receipt	10,814,505	3,976,173
		7,273,497
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	834,600	9,232,184
Advanced Info Service PCL depository receipt	1,063,500	11,764,231
		20,996,415
TOTAL COMMUNICATION SERVICES		28,269,912
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	1,981,641	1,438,338
Minor International PCL depository receipt	3,827,082	2,777,819
TOTAL CONSUMER DISCRETIONARY		4,216,157
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	5,951,572
CP ALL PCL depository receipt	5,715,500	7,880,325
CP AXTRA PCL	594,500	278,878
CP AXTRA PCL depository receipt	3,176,417	1,490,047
		15,600,822
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,352,740	2,199,737
Charoen Pokphand Foods PCL depository receipt	3,557,900	2,334,343
		4,534,080
TOTAL CONSUMER STAPLES		20,134,902
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,179,651	4,580,261
PTT Exploration & Production PCL depository receipt	1,431,900	5,559,676
PTT PCL	7,492,700	8,074,542
PTT PCL depository receipt	10,628,100	11,453,420
TOTAL ENERGY		29,667,899
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,098,700	6,546,929
Krung Thai Bank PCL	1,971,475	1,765,267
Krung Thai Bank PCL depository receipt	4,548,600	4,072,835
SCB X PCL	400,400	1,719,626
SCB X PCL depository receipt	1,184,800	5,088,444
TMBThanachart Bank PCL depository receipt	47,492,000	3,040,692
TOTAL FINANCIALS		22,233,793
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	7,967,500	5,075,966
Bangkok Dusit Medical Services PCL depository receipt	12,750,400	8,123,076
Bumrungrad Hospital Pcl	333,600	1,771,094
Bumrungrad Hospital Pcl depository receipt	765,300	4,063,003
TOTAL HEALTH CARE		19,033,139
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,800,600	4,460,543
Airports of Thailand PCL depository receipt	5,218,300	8,311,239
TOTAL INDUSTRIALS		12,771,782
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	2,208,300	14,348,700
Delta Electronics Thailand PCL depository receipt	3,531,100	22,943,756
TOTAL INFORMATION TECHNOLOGY		37,292,456
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	3,583,616
Siam Cement PCL/The depository receipt	858,600	5,606,073
TOTAL MATERIALS		9,189,689
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,561,300	2,857,847
Central Pattana PCL depository receipt	2,158,200	3,950,430
TOTAL REAL ESTATE		6,808,277
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,437,575	3,611,938
Gulf Development PCL depository receipt	5,877,167	8,708,639
TOTAL UTILITIES		12,320,577
TOTAL THAILAND		201,938,583
TURKEY - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,236,389	6,011,771
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,297,311	3,391,915
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	839,991	12,825,765
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,716,174	9,660,804
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,797,490	12,391,674
Haci Omer Sabanci Holding AS	2,136,886	5,380,666
Turkiye Is Bankasi AS Class C	16,155,948	6,189,392
Yapi ve Kredi Bankasi AS (b)	6,265,574	5,918,775
TOTAL FINANCIALS		29,880,507
Industrials - 0.1%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,549,363	17,777,597
Industrial Conglomerates - 0.0%
KOC Holding AS	1,399,459	6,684,012
Passenger Airlines - 0.0%
Turk Hava Yollari AO	1,024,608	7,162,619
TOTAL INDUSTRIALS		31,624,228
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,697,342	4,339,943
TOTAL TURKEY		97,734,933
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,415,029	34,411,456
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	5,409,392	2,297,795
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,897,047	6,583,497
TOTAL CONSUMER DISCRETIONARY		8,881,292
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	6,011,277	8,724,331
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	11,436,904	11,242,266
ADNOC Logistics & Services	3,398,784	5,191,880
		16,434,146
TOTAL ENERGY		25,158,477
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	5,821,758	24,127,204
Abu Dhabi Islamic Bank PJSC	2,664,830	17,661,528
Dubai Islamic Bank PJSC	5,378,612	14,147,690
Emirates NBD Bank PJSC	3,485,581	29,517,105
First Abu Dhabi Bank PJSC	8,129,036	41,170,884
TOTAL FINANCIALS		126,624,411
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Two Point Zero Group PJSC (b)	6,194,257	3,811,850
Transportation Infrastructure - 0.0%
Salik Co PJSC	3,373,420	5,860,428
TOTAL INDUSTRIALS		9,672,278
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,033,232	18,365,880
Emaar Development PJSC	1,874,906	8,781,044
Emaar Properties PJSC	12,178,707	49,742,847
TOTAL REAL ESTATE		76,889,771
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	11,170,939	9,186,177
TOTAL UNITED ARAB EMIRATES		290,823,862
UNITED KINGDOM - 6.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	10,990,361	28,776,477
Interactive Media & Services - 0.0%
Autotrader Group PLC (d)(e)	1,606,158	11,839,776
Media - 0.0%
Informa PLC	2,378,819	28,644,501
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	35,102,329	51,696,127
Vodafone Group PLC ADR	23,998	351,570
		52,047,697
TOTAL COMMUNICATION SERVICES		121,308,451
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	214,251	38,889,048
Diversified Consumer Services - 0.0%
Pearson PLC	910,075	11,970,176
Pearson PLC ADR (c)	159,944	2,104,863
		14,075,039
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	3,127,648	93,783,897
Entain PLC	1,133,949	9,387,416
InterContinental Hotels Group PLC	266,071	35,866,371
Whitbread PLC	321,389	11,979,407
		151,017,091
Household Durables - 0.0%
Barratt Redrow PLC	2,529,187	13,467,252
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,683,487	5,240,993
Kingfisher PLC	3,233,491	14,901,190
		20,142,183
TOTAL CONSUMER DISCRETIONARY		237,590,613
Consumer Staples - 1.4%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	382,771	35,100,101
Diageo PLC	4,102,793	94,406,486
		129,506,587
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	3,196,835	14,015,543
Marks & Spencer Group PLC	3,771,985	18,917,263
Tesco PLC	11,979,324	69,705,307
		102,638,113
Food Products - 0.0%
Associated British Foods PLC	593,152	15,501,608
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,244,647	103,753,627
Personal Care Products - 0.4%
Unilever PLC	4,018,451	273,372,925
Tobacco - 0.5%
British American Tobacco PLC	4,031,058	243,530,731
Imperial Brands PLC	1,407,314	59,272,941
		302,803,672
TOTAL CONSUMER STAPLES		927,576,532
Financials - 2.2%
Banks - 1.7%
Barclays PLC	25,761,430	171,933,517
HSBC Holdings PLC	31,764,107	560,348,231
Lloyds Banking Group PLC	109,257,674	163,144,058
NatWest Group PLC	14,823,351	135,111,661
Standard Chartered PLC	3,590,843	91,876,858
		1,122,414,325
Capital Markets - 0.3%
3i Group PLC	1,831,580	84,141,177
London Stock Exchange Group PLC	861,536	95,748,859
Schroders PLC	1,326,024	8,194,124
		188,084,160
Financial Services - 0.0%
M&G PLC	4,187,214	17,727,303
Wise PLC Class A (b)	1,242,624	16,027,038
		33,754,341
Insurance - 0.2%
Admiral Group PLC	478,965	18,023,273
Aviva PLC	5,636,506	49,037,429
Legal & General Group PLC	10,502,086	38,096,273
Phoenix Group Holdings PLC	1,296,001	13,114,167
		118,271,142
TOTAL FINANCIALS		1,462,523,968
Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,485,177	25,312,261
Pharmaceuticals - 0.9%
Astrazeneca PLC	2,860,925	533,030,649
Hikma Pharmaceuticals PLC	312,074	6,529,235
		539,559,884
TOTAL HEALTH CARE		564,872,145
Industrials - 1.2%
Aerospace & Defense - 0.8%
BAE Systems PLC	5,542,947	150,474,072
Melrose Industries PLC	2,313,712	19,818,958
Rolls-Royce Holdings PLC	15,528,244	259,585,292
		429,878,322
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	4,650,822	28,866,798
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	4,924,223	39,705,521
DCC PLC	163,958	10,400,955
Smiths Group PLC	597,498	20,521,418
		70,627,894
Machinery - 0.0%
Spirax Group PLC	137,637	13,682,580
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	2,199,393	12,579,018
Professional Services - 0.2%
Intertek Group PLC	287,565	17,565,374
RELX PLC	3,363,962	119,259,246
		136,824,620
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	776,281	49,786,444
Bunzl PLC	604,016	16,938,465
		66,724,909
TOTAL INDUSTRIALS		759,184,141
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	697,948	33,846,517
Software - 0.0%
Sage Group PLC/The	1,764,242	23,112,598
TOTAL INFORMATION TECHNOLOGY		56,959,115
Real Estate - 0.0%
Diversified REITs - 0.0%
Land Securities Group PLC	1,323,344	11,779,239
Industrial REITs - 0.0%
Segro PLC	2,365,380	24,553,362
TOTAL REAL ESTATE		36,332,601
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	2,223,974	73,919,227
Multi-Utilities - 0.3%
Centrica PLC	8,672,009	22,658,782
National Grid PLC	9,160,662	155,635,570
		178,294,352
Water Utilities - 0.0%
Severn Trent PLC	498,671	19,979,397
United Utilities Group PLC	1,256,213	21,435,170
		41,414,567
TOTAL UTILITIES		293,628,146
TOTAL UNITED KINGDOM		4,459,975,712
UNITED STATES - 5.7%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	288,239	144,220,384
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	3,715,158	36,489,576
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV Class A	748,200	11,784,150
Nestle SA	4,753,855	453,643,993
TOTAL CONSUMER STAPLES		465,428,143
Energy - 0.9%
Energy Equipment & Services - 0.0%
Tenaris SA	698,002	15,504,686
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	29,011,707	183,950,405
BP PLC ADR	6	227
Shell PLC	10,685,702	410,753,161
		594,703,793
TOTAL ENERGY		610,208,479
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	2,428,985	19,078,430
Swiss Re AG	550,987	87,988,287
TOTAL FINANCIALS		107,066,717
Health Care - 2.7%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	1,575,518	41,666,392
Legend Biotech Corp ADR (b)	136,949	2,396,607
		44,062,999
Health Care Equipment & Supplies - 0.1%
Alcon AG	921,220	74,384,002
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	378,314	20,009,147
Pharmaceuticals - 2.5%
GSK PLC	7,499,629	193,952,853
Haleon PLC	16,425,158	85,901,992
Novartis AG	3,508,783	520,597,497
Roche Holding AG	59,581	27,437,858
Roche Holding AG non-voting shares	1,295,674	589,194,699
Sanofi SA	2,037,750	192,208,189
		1,609,293,088
TOTAL HEALTH CARE		1,747,749,236
Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	448,140	19,249,959
Construction & Engineering - 0.1%
Ferrovial SE	948,852	64,131,633
Electrical Equipment - 0.5%
Schneider Electric SE	1,011,296	289,940,558
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,233	12,849,208
AP Moller - Maersk A/S Series B	7,431	18,374,832
		31,224,040
Professional Services - 0.1%
Experian PLC	1,689,013	63,970,926
TOTAL INDUSTRIALS		468,517,116
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	92,666	39,923,293
Monday.com Ltd (b)	80,111	9,192,737
TOTAL INFORMATION TECHNOLOGY		49,116,030
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	142,520	8,095,417
Holcim AG	940,795	96,966,687
TOTAL MATERIALS		105,062,104
TOTAL UNITED STATES		3,733,857,785
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	1,307,227	36,951,615
TOTAL COMMON STOCKS (Cost $40,451,071,557)		64,827,519,307

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	829,470	16,939,910
FRANCE - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Air Liquide SA	308,560	57,781,700
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	102,465	10,615,332
Dr Ing hc F Porsche AG (d)(e)	213,154	10,372,691
Porsche Automobil Holding SE	278,854	11,930,901
Volkswagen AG	379,998	46,095,687
TOTAL CONSUMER DISCRETIONARY		79,014,611
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	298,722	26,259,324
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	48,892	13,665,584
TOTAL GERMANY		118,939,519
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	1,784,272	0
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	35,317	6,451,238
Hyundai Motor Co Series 2	68,080	12,717,515
TOTAL CONSUMER DISCRETIONARY		19,168,753
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	7,985	283,463
LG H&H Co Ltd	1,539	117,223
TOTAL CONSUMER STAPLES		400,686
Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co Ltd	1,505,421	121,825,857
TOTAL KOREA (SOUTH)		141,395,296
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $254,048,871)		335,056,426

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $38,180,827)	3.82	38,225,000	38,186,849

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	1,155,564,535	1,155,795,648
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	1,065,194,969	1,065,301,489
TOTAL MONEY MARKET FUNDS (Cost $2,221,097,009)			2,221,097,137

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $42,964,398,264)	67,421,859,719
NET OTHER ASSETS (LIABILITIES) - (3.2)% (g)	(2,109,524,023)
NET ASSETS - 100.0%	65,312,335,696

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	766	3/2026	116,309,440	6,220,794
ICE MSCI Emerging Markets Index Contracts (United States)	787	3/2026	59,843,480	6,107,392
TME S&P/TSX 60 Index Contracts (Canada)	59	3/2026	16,055,418	46,108

TOTAL FUTURES CONTRACTS				12,374,294
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,364,027,304 or 2.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,362,719,866 or 2.1% of net assets.

(f)	Level 3 security.
(g)	Includes $5,996,515 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $38,186,849.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $38,874,028.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	983,678,851	2,200,542,561	2,028,421,694	10,365,628	(4,070)	-	1,155,795,648	1,155,564,535	2.0%
Fidelity Securities Lending Cash Central Fund	1,414,385,949	2,564,599,823	2,913,690,097	3,737,901	5,814	-	1,065,301,489	1,065,194,969	3.4%
Total	2,398,064,800	4,765,142,384	4,942,111,791	14,103,529	1,744	-	2,221,097,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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